Consolidated Schedule of Investments (unaudited)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Canada — 0.1%
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(a)	CAD	1,270	$ 912,255
Cayman Islands(a)(b) — 3.5%
AGL CLO Ltd.
Series 2020-3A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.86%, 01/15/33	USD	550	551,657
Series 2020-7A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.66%, 07/15/34		250	250,240
AIMCO CLO, Series 2017-AA, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.69%, 04/20/34		250	250,775
Apidos CLO XXII, Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 8.49%, 04/20/31		250	251,980
Apidos CLO XXXV, Series 2021-35A, Class E, (3-mo. CME Term SOFR + 6.01%), 11.29%, 04/20/34		375	375,557
Apidos CLO XXXVII, Series 2021-37A, Class E, (3- mo. CME Term SOFR + 6.56%), 11.84%, 10/22/34		250	250,410
ARES Loan Funding I Ltd.
Series 2021-ALFA, Class E, (3-mo. CME Term SOFR + 6.96%), 12.26%, 10/15/34		1,250	1,250,257
Series 2021-ALFA, Class SUB, 0.00%, 10/15/34		2,150	1,414,915
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3- mo. CME Term SOFR + 3.41%), 8.71%, 07/15/34		1,500	1,501,900
Ares LVI CLO Ltd., Series 2020-56A, Class ER, (3- mo. CME Term SOFR + 6.76%), 12.05%, 10/25/34		625	625,130
Assurant CLO IV Ltd., Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.91%), 9.19%, 04/20/30		1,950	1,970,945
Ballyrock CLO Ltd., Series 2019-1A, Class CR, (3- mo. CME Term SOFR + 3.31%), 8.61%, 07/15/32		2,700	2,697,342
Bardot CLO Ltd., Series 2019-2A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.54%, 10/22/32		250	255,625
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.81%, 07/15/31		250	248,846
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class ER, (3-mo. CME Term SOFR + 7.01%), 12.31%, 07/15/34		250	250,369
BlueMountain CLO Ltd., Series 2016-2A, Class C1R2, (3-mo. CME Term SOFR + 3.36%), 8.49%, 08/20/32		1,000	999,114
Canyon CLO Ltd., Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 7.19%, 10/15/37		750	753,864
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.46%), 8.74%, 04/20/32		1,425	1,426,684
CarVal CLO VC Ltd., Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 12.31%, 10/15/34		500	498,988
CIFC Funding Ltd., Series 2019-3A, Class CR, (3-mo. CME Term SOFR + 3.31%), 8.60%, 10/16/34		1,000	1,001,235
Crown City CLO III, Series 2021-1A, Class C, (3-mo. CME Term SOFR + 3.56%), 8.84%, 07/20/34		1,250	1,237,899
Crown Point CLO Ltd., Series 2020-9A, Class DR, (3-mo. CME Term SOFR + 4.01%), 9.31%, 07/14/34		500	503,540
Elmwood CLO II Ltd.
Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.34%, 04/20/34		3,000	3,003,465
Series 2019-2A, Class SUB, 0.00%, 04/20/34		1,000	727,200
Security		Par (000)	Value
Cayman Islands (continued)
Elmwood CLO X Ltd., Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.85%), 11.13%, 04/20/34	USD	1,000	$ 999,569
Flatiron CLO Ltd., Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.26%), 8.36%, 11/16/34		700	703,746
Golub Capital Partners CLO Ltd.
Series 2021-53A, Class E, (3-mo. CME Term SOFR + 6.96%), 12.24%, 07/20/34		250	250,808
Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.10%, 07/20/34		1,000	1,002,845
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.79%, 10/19/34		250	250,102
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.24%, 10/18/30		500	501,419
Niagara Park CLO Ltd., Series 2019-1A, Class ER, (3-mo. CME Term SOFR + 6.21%), 11.50%, 07/17/32		1,000	1,002,734
OCP CLO Ltd.
Series 2019-16A, Class ER, (3-mo. CME Term SOFR + 6.61%), 11.92%, 04/10/33		400	399,152
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 8.33%, 07/20/37		500	505,857
Series 2020-AR, Class D1R, (3-mo. CME Term SOFR + 3.60%), 8.88%, 04/18/37		3,500	3,556,431
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.61%, 07/15/34		250	250,163
OSD CLO Ltd., Series 2021-23A, Class E, (3-mo. CME Term SOFR + 6.26%), 11.55%, 04/17/31		250	250,019
Palmer Square CLO Ltd., Series 2021-2A, Class E, (3-mo. CME Term SOFR + 6.61%), 11.91%, 07/15/34		250	250,109
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.54%, 04/20/29		1,250	1,249,862
Series 2021-3A, Class C, (3-mo. CME Term SOFR + 2.76%), 8.04%, 07/20/29		250	250,489
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.54%, 07/20/29		250	250,387
Series 2021-4A, Class D, (3-mo. CME Term SOFR + 5.26%), 10.56%, 10/15/29		750	749,473
Series 2021-4A, Class E, (3-mo. CME Term SOFR + 7.77%), 13.07%, 10/15/29		500	501,883
Park Avenue Institutional Advisers CLO Ltd.
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 7.56%), 12.84%, 01/20/34		600	583,033
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.66%), 8.96%, 07/15/34		1,000	1,002,724
Pikes Peak CLO
Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.51%), 8.81%, 07/15/34		1,000	1,001,698
Series 2020-6A, Class ER2, (3-mo. CME Term SOFR + 6.69%), 11.79%, 05/18/34		500	500,040
Post CLO Ltd., Series 2021-1A, Class E, (3-mo. CME Term SOFR + 6.71%), 12.01%, 10/15/34		750	750,854
Rad CLO Ltd., Series 2020-9A, Class E, (3-mo. CME Term SOFR + 7.85%), 13.15%, 01/15/34		5,000	5,053,463
Regatta XVII Funding Ltd.
Series 2020-1A, Class D, (3-mo. CME Term SOFR + 4.41%), 9.71%, 10/15/33		750	760,198
Series 2020-1A, Class E, (3-mo. CME Term SOFR + 7.87%), 13.17%, 10/15/33		250	250,284
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Cayman Islands (continued)
Regatta XX Funding Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.66%, 10/15/34	USD	1,500	$ 1,502,105
Regatta XXIV Funding Ltd., Series 2021-5A, Class E, (3-mo. CME Term SOFR + 7.06%), 12.34%, 01/20/35		500	500,956
RR Ltd., Series 2021-19A, Class D, (3-mo. CME Term SOFR + 6.76%), 12.06%, 10/15/35		250	250,031
RRX Ltd., Series 2022-7A, Class D, (3-mo. CME Term SOFR + 6.85%), 12.15%, 07/15/35		750	752,568
Sixth Street CLO XIX Ltd., Series 2021-19A, Class E, (3-mo. CME Term SOFR + 6.16%), 11.44%, 07/20/34		3,750	3,734,164
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.89%, 07/20/34		250	247,653
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29		1,000	2,130
Symphony CLO XXI Ltd., Series 2019-21A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.86%, 07/15/32		500	503,649
Symphony CLO XXIII Ltd., Series 2020-23A, Class ER, (3-mo. CME Term SOFR + 6.41%), 11.71%, 01/15/34		500	501,637
TICP CLO XV Ltd., Series 2020-15A, Class E, (3-mo. CME Term SOFR + 6.41%), 11.69%, 04/20/33		500	501,312
Trestles CLO Ltd., Series 2017-1A, Class D1RR, (3-mo. CME Term SOFR + 3.15%), 8.42%, 07/25/37		500	505,883
Trimaran CAVU Ltd., Series 2019-1A, Class D, (3-mo. CME Term SOFR + 4.41%), 9.69%, 07/20/32		1,750	1,732,296
Whitebox CLO I Ltd.
Series 2019-1A, Class D1RR, (3-mo. CME Term SOFR + 3.10%), 8.44%, 07/24/36		250	252,877
Series 2019-1A, Class ERR, (3-mo. CME Term SOFR + 5.75%), 11.09%, 07/24/36		1,300	1,302,929
Series 2019-1A, Class SUB, 0.00%, 07/24/36		1,000	727,600
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.89%, 10/24/34		2,750	2,716,484
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.91%, 10/15/34		500	493,865
Series 2021-3A, Class DR, 10/15/35(c)		500	500,000
Series 2021-3A, Class E, (3-mo. CME Term SOFR + 7.11%), 12.41%, 10/15/34		500	499,195
Series 2021-3A, Class ER, 10/15/35(c)		500	500,000
			62,852,613
Ireland(b) — 0.7%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.75%), 7.28%, 02/15/37(d)	EUR	250	277,714
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.20%), 6.89%, 04/25/34(a)		868	967,804
Arbour CLO VI DAC, Series 6X, Class DR, 11/15/37(c)(d)		300	332,275
Ares European CLO XII DAC, Series 12A, Class DR, (3-mo. EURIBOR + 3.00%), 6.69%, 04/20/32(a)		875	973,056
Security		Par (000)	Value
Ireland (continued)
Capital Four CLO VIII DAC, Series 8X, Class D, 10/25/37(c)(d)	EUR	350	$ 389,602
CIFC European Funding CLO III DAC, Series 3A, Class D, (3-mo. EURIBOR + 3.60%), 7.29%, 01/15/34(a)		700	781,176
CVC Cordatus Loan Fund XIX DAC, Series 19A, Class D, (3-mo. EURIBOR + 3.80%), 7.26%, 12/23/33(a)		2,300	2,583,889
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 7.30%, 07/25/37(d)		209	232,971
Henley CLO IV DAC, Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 6.69%, 04/25/34(a)		1,000	1,123,680
Invesco Euro CLO V DAC, Series 5A, Class 5A, (3- mo. EURIBOR + 3.80%), 7.49%, 01/15/34(a)		3,150	3,499,691
Jubilee CLO, Series 2024-29X, Class D, 01/15/39(c)(d)		370	411,865
Palmer Square European Loan Funding DAC, Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 3.46%, 05/15/34(d)		250	278,264
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 6.81%, 08/15/38(d)		232	258,713
Prodigy Finance DAC(a)
Series 2021-1A, Class C, (1-mo. Term SOFR + 3.86%), 8.72%, 07/25/51	USD	85	85,168
Series 2021-1A, Class D, (1-mo. Term SOFR + 6.01%), 10.87%, 07/25/51		84	85,730
Providus CLO II DAC, Series 2X, Class DRR, 10/15/38(c)(d)	EUR	238	264,930
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 6.41%, 04/20/37(d)		470	521,566
Tikehau CLO XII DAC, Series 2012X, Class D, (3-mo. EURIBOR + 3.25%), 6.62%, 10/20/38(d)		340	378,938
			13,447,032
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	20	27,510
United States — 2.9%
510 Loan Acquisition Trust, Series 2020-1, Class A, 8.11%, 09/25/60(a)	USD	3,462	3,435,860
Ajax Mortgage Loan Trust(a)
Series 2021-G, Class A, 1.88%, 06/25/61(b)		3,856	3,746,585
Series 2021-G, Class B, 3.75%, 06/25/61(b)		706	752,602
Series 2021-G, Class C, 0.00%, 06/25/61		1,266	1,162,524
AMSR Trust, Series 2020-SFR5, Class G, 4.11%, 11/17/37(a)		2,899	2,842,806
Citigroup Mortgage Loan Trust(b)
Series 2007-AHL2, Class A3B, (1-mo. Term SOFR + 0.31%), 5.17%, 05/25/37		4,079	2,717,928
Series 2007-AHL3, Class A3B, (1-mo. Term SOFR + 0.28%), 5.14%, 07/25/45		2,971	2,080,461
College Avenue Student Loans LLC, Series 2021-A, Class D, 4.12%, 07/25/51(a)		170	154,966
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class R1, 0.00%, 04/25/43(a)(e)		5	2,466,880
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		2,402	2,247,952
Lending Funding Trust(a)
Series 2020-2A, Class C, 4.30%, 04/21/31		980	946,124
Series 2020-2A, Class D, 6.77%, 04/21/31		2,830	2,768,278

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Lendmark Funding Trust, Series 2021-1A, Class D, 5.05%, 11/20/31(a)	USD	2,320	$ 2,136,376
Litigation Fee Residual, Series 2020-1, Class A, 4.00%, 10/30/27(e)		375	375,336
Mariner Finance Issuance Trust(a)
Series 2021-AA, Class E, 5.40%, 03/20/36		1,420	1,327,986
Series 2021-BA, Class E, 4.68%, 11/20/36		540	485,072
Navient Private Education Refi Loan Trust, Series 2021-DA, Class D, 4.00%, 04/15/60(a)		1,340	1,229,305
Nelnet Student Loan Trust(a)
Series 2021-A, Class D, 4.93%, 04/20/62		1,670	1,459,582
Series 2021-BA, Class D, 4.75%, 04/20/62		340	290,204
Series 2021-CA, Class D, 4.44%, 04/20/62		110	92,756
Progress Residential(a)
Series 2021-SFR1, Class H, 5.00%, 04/17/38		750	717,781
Series 2021-SFR3, Class H, 4.75%, 05/17/26		1,140	1,084,442
Regional Management Issuance Trust(a)
Series 2020-1, Class D, 6.77%, 10/15/30		2,050	2,045,200
Series 2021-3, Class A, 3.88%, 10/17/33(e)		4,780	4,463,564
Republic Finance Issuance Trust(a)
Series 2020-A, Class D, 7.00%, 11/20/30		5,110	5,114,565
Series 2021-A, Class D, 5.23%, 12/22/31		800	769,897
Residential Mortgage Loan Trust, Series 2020-1, Class B1, 3.95%, 01/26/60(a)(b)		400	381,374
SMB Private Education Loan Trust(a)
Series 2021-A, Class D1, 3.86%, 01/15/53		1,443	1,293,506
Series 2021-A, Class D2, 3.86%, 01/15/53		787	705,885
Series 2021-C, Class D, 3.93%, 01/15/53		335	305,477
Sofi Professional Loan Program LLC, Series 2018-A, Class R1, 0.00%, 02/25/42(a)		115	1,320,667
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF2, Class M8, (1-mo. Term SOFR + 1.91%), 6.77%, 05/25/35(b)		182	177,128
Tricon Residential Trust(a)
Series 2021-SFR1, Class F, 3.69%, 07/17/38		1,375	1,296,190
Series 2021-SFR1, Class G, 4.13%, 07/17/38		887	829,790
			53,225,049
Total Asset-Backed Securities — 7.2% (Cost: $139,286,678)			130,464,459

	Shares
Common Stocks
Australia — 0.4%
Glencore PLC	1,222,574	7,001,253
Canada — 1.6%
Algoma Steel Group, Inc.	178,901	1,830,157
Cameco Corp.	257,270	12,287,215
Enbridge, Inc.	228,354	9,276,327
Lionsgate Studios Corp.(f)	49,511	354,004
Suncor Energy, Inc.	149,145	5,505,060
		29,252,763
China — 0.9%
BYD Co. Ltd., Class H	258,000	9,204,907
Security	Shares	Value
China (continued)
Contemporary Amperex Technology Co. Ltd., Class A	96,100	$ 3,381,846
Tencent Holdings Ltd.	83,088	4,620,095
		17,206,848
Denmark — 0.2%
Novo Nordisk A/S, Class B	26,934	3,194,683
France — 1.8%
Accor SA	81,513	3,543,360
Cie de Saint-Gobain SA	104,803	9,558,290
EssilorLuxottica SA	8,146	1,929,984
LVMH Moet Hennessy Louis Vuitton SE	18,170	13,934,127
TotalEnergies SE	43,776	2,842,607
		31,808,368
Germany — 0.5%
adidas AG, Class N	25,206	6,679,248
Mercedes-Benz Group AG, Class N	41,287	2,675,362
Northern Data AG(f)	2,252	64,206
		9,418,816
Hong Kong — 0.2%
AIA Group Ltd.	420,970	3,676,271
India — 0.0%
Think & Learn Private Ltd., Class J-B, (Acquired 12/11/20, Cost: $5,113,105)(e)(f)(g)	2,279	—
Italy — 1.2%
Ariston Holding NV	476,063	2,323,870
Intesa Sanpaolo SpA	2,795,954	11,968,623
UniCredit SpA	181,583	7,971,783
		22,264,276
Japan — 2.0%
FANUC Corp.	15	441
Hoya Corp.	76,586	10,607,432
Keyence Corp.	19,800	9,489,387
Mitsubishi UFJ Financial Group, Inc.	781,900	8,029,012
Mitsui & Co. Ltd.	314,400	7,031,252
Toyota Motor Corp.	115,800	2,081,390
		37,238,914
Macau — 0.0%
Wynn Macau Ltd.	628,846	540,851
Netherlands — 1.1%
ASML Holding NV	19,803	16,473,320
ING Groep NV	169,572	3,076,545
		19,549,865
South Korea — 0.3%
SK Hynix, Inc.	37,300	4,992,111
Spain — 0.7%
Cellnex Telecom SA(a)	302,532	12,265,478
Sweden — 0.0%
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $322,253)(e)(f)(g)	2,732	—
Switzerland — 0.3%
On Holding AG, Class A(f)	104,674	5,249,401
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	82,746	14,370,498
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom — 2.0%
AstraZeneca PLC	6,923	$ 1,078,509
AstraZeneca PLC, ADR	21,731	1,693,062
BAE Systems PLC	836,225	13,883,066
Compass Group PLC	198,194	6,354,038
Genius Sports Ltd.(f)	186,939	1,465,602
National Grid PLC	322,775	4,461,718
RELX PLC	150,664	7,113,799
Teya Services Ltd., (Acquired 11/16/21, Cost: $2,398,802)(e)(f)(g)	1,235	349,258
		36,399,052
United States — 41.6%
ACV Auctions, Inc., Class A(f)	203,406	4,135,244
Adobe, Inc.(f)	23,294	12,061,167
AES Corp.	30,710	616,043
Albertsons Cos., Inc., Class A	26,126	482,808
Alphabet, Inc., Class C	151,172	25,274,447
Altice USA, Inc., Class A(f)	37,386	91,970
Amazon.com, Inc.(f)(h)	191,855	35,748,342
AMC Networks, Inc., Class A(f)	9,801	85,171
American Tower Corp.	37,682	8,763,326
Apple, Inc.	45,524	10,607,092
Applied Materials, Inc.	27,666	5,589,915
Astra Space, Inc., Class A(f)	13,702	6,851
Autodesk, Inc.(f)	22,990	6,333,285
Bank of America Corp.	292,867	11,620,963
Boston Scientific Corp.(f)(h)	141,900	11,891,220
Boyd Gaming Corp.	2,409	155,742
BP PLC	73,129	381,407
Broadcom, Inc.	56,685	9,778,163
Bunge Global SA	59,551	5,755,009
Caesars Entertainment, Inc.(f)	19,728	823,447
Capri Holdings Ltd.(f)	21,879	928,545
Centuri Holdings, Inc.(f)	44,646	721,033
CF Industries Holdings, Inc.	90,423	7,758,293
Charles Schwab Corp.	94,970	6,155,006
Cheniere Energy, Inc.	6,166	1,108,893
Chevron Corp.	48,922	7,204,743
Chipotle Mexican Grill, Inc.(f)	62,686	3,611,967
Citigroup, Inc.	6,914	432,816
Comerica, Inc.	1,300	77,883
Concentra Group Holdings Parent, Inc.(f)	40,444	904,328
Confluent, Inc., Class A(f)	311,702	6,352,487
ConocoPhillips	5,506	579,672
Constellium SE, Class A(f)	123,699	2,011,346
Costco Wholesale Corp.	14,193	12,582,378
CRH PLC	96,967	8,992,720
Crown PropTech Acquisitions(e)(f)	76,872	10,200
Crown PropTech Acquisitions, Class A(f)	29,568	317,560
D.R. Horton, Inc.	12,884	2,457,881
Danaher Corp.	38,265	10,638,435
Davidson Kempner Merchant Co-Investment Fund LP, (Acquired 06/30/21, Cost: $0)(f)(g)(i)	— (j)	3,730,083
Delta Air Lines, Inc.	125,008	6,349,156
Eaton Corp. PLC	9,113	3,020,413
Edwards Lifesciences Corp.(f)	46,131	3,044,185
Eli Lilly & Co.	11,659	10,329,174
Enterprise Products Partners LP	328,803	9,571,455
EOG Resources, Inc.	8,313	1,021,917
Epic Games, Inc., (Acquired 03/29/21, Cost: $2,499,240)(e)(f)(g)	2,824	1,694,400
Security	Shares	Value
United States (continued)
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $8,566,971)(e)(f)(g)	126,282	$ 8,763,971
First Citizens BancShares, Inc., Class A	321	590,945
First Horizon Corp.	14,372	223,197
Flyr AS, Series D(e)(f)	421,209	3,003,220
Formentera Partners Fund II LP(e)(i)	— (j)	3,542,103
Freeport-McMoRan, Inc.	214,494	10,707,540
Freewire Equity(e)(f)	45	—
GLOBALFOUNDRIES, Inc.(f)	73,546	2,960,227
Golden Entertainment, Inc.	2,119	67,363
Goldman Sachs Group, Inc.	22,121	10,952,328
Green Plains, Inc.(f)	46,023	623,151
Halliburton Co.	33,021	959,260
Hawkeye 360, Series D1(e)(f)	406,081	4,178,573
Hess Corp.	20,353	2,763,937
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $2,660,000)(e)(f)(g)	2,660,000	2,660,000
Home Depot, Inc.	8,287	3,357,892
Ingersoll Rand, Inc.	56,390	5,535,242
Intuitive Surgical, Inc.(f)	15,163	7,449,127
Invesco S&P 500 Equal Weight ETF	14,726	2,638,310
JPMorgan Chase & Co.	70,551	14,876,384
Kinder Morgan, Inc.	25,892	571,954
Kroger Co.	10,360	593,628
Lam Research Corp.	859	701,013
Landbridge Co. LLC, Class A(f)	31,642	1,237,835
Landsea Homes Corp.(f)	42,391	523,529
Latch, Inc.(f)	142,273	71,137
Liberty Media Corp.-Liberty Live, Class C(f)	1,550	79,562
Lineage, Inc.	12,976	1,017,059
Lions Gate Entertainment Corp., Class A(f)	39,632	310,319
Lions Gate Entertainment Corp., Class B(f)	2,806	19,418
Live Nation Entertainment, Inc.(f)	28,188	3,086,304
LKQ Corp.	123,593	4,933,833
Lumen Technologies, Inc.(f)	74,738	530,640
Marsh & McLennan Cos., Inc.	80,449	17,947,367
Mastercard, Inc., Class A	48,783	24,089,045
Merck & Co., Inc.	127,199	14,444,718
Meta Platforms, Inc., Class A	18,543	10,614,755
Micron Technology, Inc.	86,770	8,998,917
Microsoft Corp.	136,459	58,718,308
Mirion Technologies, Inc., Class A(f)	398,818	4,427,226
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $560,518)(e)(f)(g)	816	—
New York Community Bancorp, Inc.	314,900	3,536,327
NextEra Energy, Inc.(h)	158,814	13,424,547
Northrop Grumman Corp.	5,858	3,093,434
NRG Energy, Inc.	9,660	880,026
NVIDIA Corp.	208,977	25,378,167
Oracle Corp.	79,980	13,628,592
Palladyne AI Corp(f)	7,517	13,455
Paramount Global, Class B	9,555	101,474
Park Hotels & Resorts, Inc.	21,852	308,113
Playstudios, Inc., Class A(f)	226,924	342,655
Progressive Corp.	71,463	18,134,451
RXO, Inc.(f)	5,629	157,612
Sanofi SA	57,761	6,650,553
Sarcos Technology & Robotics Corp.(f)	164,721	294,851
Screaming Eagle Acquisition Crop., Pipe, (Acquired 05/14/24, Cost: $1,168,975)(f)(g)	115,000	822,250
Sempra	89,220	7,461,469

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
ServiceNow, Inc.(f)	7,006	$ 6,266,096
Shell PLC	503,606	16,636,305
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $189,563)(e)(f)(g)	12,621	81,153
Sonder Holdings, Inc., Class A(f)	11,166	52,257
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $1,663,335), A shares(e)(f)(g)	20,535	2,299,920
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $1,785,240), C shares(e)(f)(g)	22,040	2,468,480
SPDR S&P Homebuilders ETF	8,193	1,020,520
Stryker Corp.	25,417	9,182,145
Sun Country Airlines Holdings, Inc.(f)	175,935	1,972,231
Tesla, Inc.(f)	9,749	2,550,631
Texas Capital Bancshares, Inc.(f)	1,821	130,129
Thermo Fisher Scientific, Inc.	14,768	9,135,042
TJX Cos., Inc.	107,016	12,578,661
Toll Brothers, Inc.	21,165	3,269,781
Trane Technologies PLC	24,879	9,671,214
Transocean Ltd.(f)	255,487	1,085,820
U.S. Steel Corp.	133,880	4,729,980
Union Pacific Corp.	15,280	3,766,214
UnitedHealth Group, Inc.	37,559	21,959,996
Valero Energy Corp.	18,302	2,471,319
Visa, Inc., Class A	14,570	4,006,022
Vistra Corp.	53,596	6,353,270
Walmart, Inc.	225,870	18,239,002
Walt Disney Co.	65,979	6,346,520
Warner Bros Discovery, Inc., Class A(f)	49,416	407,682
Waystar Holding Corp.(f)	9,732	271,425
Wells Fargo & Co.	179,711	10,151,874
Wynn Resorts Ltd.	18,582	1,781,642
		753,691,225
Zambia — 0.0%
First Quantum Minerals Ltd.	7,179	97,882
Total Common Stocks — 55.6% (Cost: $791,069,600)		1,008,218,555

		Par (000)
Corporate Bonds
Argentina — 0.0%
YPF SA, 9.50%, 01/17/31(a)	USD	135	142,256
Australia — 0.4%
Mineral Resources Ltd., 9.25%, 10/01/28(a)		255	271,521
Oceana Australian Fixed Income Trust, A Note Upsize(e)
12.00%, 07/31/25	AUD	1,881	1,309,403
12.50%, 07/31/26		2,822	1,966,793
12.50%, 07/31/27		4,703	3,304,418
			6,852,135
Austria — 0.0%
LD Celulose International GmbH, 01/26/32(a)(c)	USD	200	204,800
Belgium — 0.0%
Anheuser-Busch InBev SA/NV, 4.00%, 09/24/25(d)	GBP	100	132,675
Security		Par (000)	Value
Belgium (continued)
Azelis Finance NV, 4.75%, 09/25/29(d)	EUR	117	$ 132,459
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(b)(d)	GBP	100	124,623
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	USD	200	195,500
			585,257
Brazil — 0.1%
Azul Secured Finance LLP, 11.93%, 08/28/28(a)		207	200,272
Cosan Luxembourg SA, 7.25%, 06/27/31(a)		235	245,687
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(d)		187	160,358
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31(d)(k)		140	129,848
Vale Overseas Ltd., 6.40%, 06/28/54		116	121,823
			857,988
Canada — 0.7%
HR Ottawa LP, 11.00%, 03/31/31(a)		9,658	10,592,355
Rogers Communications, Inc., 3.80%, 03/15/32		2,675	2,481,930
Toronto-Dominion Bank, 2.88%, 04/05/27(d)	GBP	100	127,781
			13,202,066
Chile — 0.1%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(a)(b)	USD	285	294,530
Engie Energia Chile SA, 3.40%, 01/28/30(d)		395	362,289
Kenbourne Invest SA, 6.88%, 11/26/24(a)(f)(l)		300	180,000
			836,819
China — 0.2%
Fantasia Holdings Group Co. Ltd.(d)(f)(l)
6.95%, 12/17/21		320	4,800
11.75%, 04/17/22		520	7,800
9.25%, 07/28/23		1,200	18,000
Fortune Star BVI Ltd., 5.05%, 01/27/27(d)		200	184,500
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.40%, 05/01/30		3,260	3,077,098
			3,292,198
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(a)		211	231,572
Cyprus — 0.0%
ASG Finance Designated Activity Co., 9.75%, 05/15/29(a)		216	216,000
France — 0.3%
Afflelou SAS, 6.00%, 07/25/29(d)	EUR	292	334,092
Atos SE(d)(f)(l)
0.00%, 11/06/24		100	7,235
1.75%, 05/07/25		100	9,302
2.50%, 11/07/28		100	8,041
1.00%, 11/12/29		200	17,142
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 7.49%, 07/18/30(b)(d)		335	375,562
BNP Paribas SA(d)
3.38%, 01/23/26	GBP	100	131,079
1.88%, 12/14/27		100	121,904
Iliad Holding SASU, 6.88%, 04/15/31(d)	EUR	100	118,272
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.95%, 07/01/29(b)(d)		165	184,588
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
France (continued)
Paprec Holding SA, 7.25%, 11/17/29(d)	EUR	464	$ 548,679
Picard Groupe SAS, 6.38%, 07/01/29(d)		175	200,538
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34(b)(d)		500	568,485
Sabena Technics Sas, (Acquired 10/28/22, Cost: $2,051,409), 8.35%, 09/30/29(e)(g)		2,085	2,320,635
Societe Generale SA, 1.88%, 10/03/24(d)	GBP	100	133,682
TotalEnergies Capital International SA, 1.66%, 07/22/26(d)		100	127,425
Worldline SA/France, 0.00%, 07/30/26(d)(m)	EUR	120	121,525
			5,328,186
Germany — 0.4%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(a)		826	869,167
ADLER Real Estate AG, 3.00%, 04/27/26(d)		200	212,001
APCOA Group GmbH, 04/15/31(b)(c)(d)		241	268,227
APCOA Holdings GmbH, (3-mo. EURIBOR + 5.00%), 8.69%, 01/15/27(a)(b)		852	950,300
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 4.51%), 7.13%(b)(n)		271	280,547
Dynamo Newco II GmbH, 6.25%, 10/15/31(d)		118	132,173
Lanxess AG, (12.66% PIK), 12.66%, 04/01/31(e)(k)		3,323	3,379,761
PCF GmbH(d)
4.75%, 04/15/29		104	99,676
(3-mo. EURIBOR + 4.75%), 8.44%, 04/15/29(b)		129	124,595
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 7.46%, 07/01/29(b)(d)		135	152,154
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(d)(k)		389	341,149
Volkswagen Financial Services NV, 1.88%, 12/03/24(d)	GBP	100	132,859
			6,942,609
Ghana — 0.0%
Kosmos Energy Ltd., 7.50%, 03/01/28(d)	USD	202	195,246
Greece — 0.0%
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(b)(d)	EUR	243	281,702
Hong Kong(d) — 0.1%
FWD Group Holdings Ltd., 8.40%, 04/05/29	USD	1,502	1,579,924
Melco Resorts Finance Ltd., 5.38%, 12/04/29		250	234,687
			1,814,611
India — 0.1%
CA Magnum Holdings, 5.38%, 10/31/26(d)		200	197,178
Continuum Energy Pte Ltd., 5.00%, 09/13/27(a)(e)		789	802,808
Muthoot Finance Ltd., 7.13%, 02/14/28(a)		234	240,435
Network i2i Ltd., (5-year CMT + 3.39%), 3.98%(b)(d)(n)		300	290,812
ReNew Pvt Ltd., 5.88%, 03/05/27(d)		200	196,260
Vedanta Resources Finance II PLC(d)
13.88%, 01/21/27		94	94,028
13.88%, 12/09/28		246	246,967
			2,068,488
Indonesia(d) — 0.0%
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26		300	304,219
Pertamina Persero PT, 3.65%, 07/30/29		354	340,503
			644,722
Ireland — 0.0%
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR	105	118,926
Security		Par (000)	Value
Israel — 0.0%
Teva Pharmaceutical Finance Netherlands II BV, 7.88%, 09/15/31	EUR	100	$ 131,769
Italy — 0.4%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(b)(d)(n)		200	227,071
Bubbles Bidco SpA(c)(d)
09/30/31		236	262,866
09/30/31(b)		231	256,495
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 7.80%, 07/15/31(b)(d)		301	338,241
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(d)		448	506,171
Fiber Bidco SpA, 6.13%, 06/15/31(d)		219	242,561
Fiber Midco SpA, (10.00% PIK), 10.00%, 06/15/29(d)(k)		196	224,216
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(d)		357	396,441
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 7.44%, 04/15/29(b)(d)		190	213,899
Intesa Sanpaolo SpA, 8.51%, 09/20/32(d)	GBP	200	298,913
Lottomatica SpA/Roma(d)
5.38%, 06/01/30	EUR	100	115,265
(3-mo. EURIBOR + 3.25%), 6.76%, 06/01/31(b)		142	159,261
Marcolin SpA, 6.13%, 11/15/26(a)		540	602,603
Nexi SpA, 0.00%, 02/24/28(d)(m)		200	193,694
Pachelbel Bidco SpA(d)
7.13%, 05/17/31		137	162,483
(3-mo. EURIBOR + 4.25%), 8.07%, 05/17/31(b)		126	141,169
Rossini SARL(d)
6.75%, 12/31/29		147	172,060
(3-mo. EURIBOR + 3.88%), 7.22%, 12/31/29(b)		209	234,632
Shiba Bidco SpA, 4.50%, 10/31/28(a)		1,882	2,024,609
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 7.13%, 07/31/31(b)(d)		218	243,719
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(d)		200	227,247
			7,243,616
Japan(d) — 0.1%
SoftBank Group Corp.
5.38%, 01/08/29		531	601,426
3.38%, 07/06/29		100	104,347
5.75%, 07/08/32		529	597,742
			1,303,515
Jersey — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(a)	USD	1,164	1,142,208
10.38%, 03/31/29(d)	GBP	385	512,384
			1,654,592
Kuwait — 0.0%
MEGlobal BV, 4.25%, 11/03/26(d)	USD	297	293,258
Luxembourg — 0.1%
Cidron Aida Finco SARL, 6.25%, 04/01/28(d)	GBP	411	521,600
Herens Holdco SARL, 4.75%, 05/15/28(a)	USD	200	174,555
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR	1,006	837,363
Kleopatra Finco SARL, 4.25%, 03/01/26(d)		205	214,036
Lune Holdings SARL, 5.63%, 11/15/28(d)		100	97,580
Opus-Chartered Issuances SA, 2.50%, 07/04/25(b)(e)		110	122,936
			1,968,070

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Macau(d) — 0.0%
MGM China Holdings Ltd., 5.88%, 05/15/26	USD	250	$ 249,453
Studio City Co. Ltd., 7.00%, 02/15/27		300	302,813
			552,266
Mexico — 0.1%
Braskem Idesa SAPI, 6.99%, 02/20/32(a)		200	157,500
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)		345	358,369
Petroleos Mexicanos
4.25%, 01/15/25		30	29,785
8.75%, 06/02/29		207	209,447
5.95%, 01/28/31		188	162,225
6.70%, 02/16/32		133	118,922
10.00%, 02/07/33		126	133,295
			1,169,543
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54(a)		317	343,806
MultiNational — 0.0%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)		650	629,028
Netherlands — 0.1%
ING Groep NV, 3.00%, 02/18/26(d)	GBP	100	130,445
Nobian Finance BV, 3.63%, 07/15/26(d)	EUR	100	110,207
Q-Park Holding I BV, 5.13%, 02/15/30(d)		456	517,748
Sigma Holdco BV, 5.75%, 05/15/26(d)		218	240,311
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	USD	380	359,549
Trivium Packaging Finance BV, 8.50%, 08/15/27(a)		267	267,645
			1,625,905
Panama — 0.0%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(d)		245	220,928
Peru(a) — 0.0%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36		155	165,510
Volcan Cia Minera SAA, 8.75%, 01/24/30		69	59,503
			225,013
Portugal — 0.0%
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(b)(d)	EUR	200	223,190
Saudi Arabia(a) — 0.0%
EIG Pearl Holdings SARL, 3.55%, 08/31/36	USD	317	281,493
Saudi Arabian Oil Co., 5.88%, 07/17/64		201	202,769
			484,262
South Africa — 0.0%
Sasol Financing USA LLC, 6.50%, 09/27/28		200	198,250
South Korea — 0.0%
LG Electronics, Inc., 5.63%, 04/24/27(a)		200	205,080
Spain(d) — 0.1%
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 1.70%), 4.13%, 09/03/30(b)	EUR	100	112,772
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(b)	GBP	300	393,178
Kaixo Bondco Telecom SA, 5.13%, 09/30/29	EUR	187	207,899
Telefonica Emisiones SA, 5.38%, 02/02/26	GBP	133	178,788
			892,637
Security		Par (000)	Value
Sweden — 0.1%
Intrum AB, 3.00%, 09/15/27(d)	EUR	367	$ 308,437
Verisure Holding AB
3.25%, 02/15/27(d)		751	820,259
7.13%, 02/01/28(a)		237	275,250
Verisure Midholding AB, 5.25%, 02/15/29(d)		553	610,955
			2,014,901
Thailand(a) — 0.0%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28	USD	241	247,483
5.50%, 09/21/33		200	207,494
			454,977
Turkey — 0.0%
Sisecam U.K. PLC, 8.25%, 05/02/29(a)		376	387,882
Ukraine — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/26(d)	EUR	252	210,707
7.63%, 11/08/28(a)	USD	231	188,265
			398,972
United Arab Emirates — 0.2%
Abu Dhabi Developmental Holding Co. PJSC, 10/02/54(a)(c)		200	197,500
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(a)		200	196,600
DP World Salaam, (5-year CMT + 5.75%), 6.00%(b)(d)(n)		352	351,472
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)		1,954	1,797,680
			2,543,252
United Kingdom — 0.7%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $1,376,015), 06/19/26(c)(e)(g)(k)(o)	GBP	1,110	1,616,974
Amber Finco PLC, 6.63%, 07/15/29(d)	EUR	310	361,036
Barclays PLC(d)
3.00%, 05/08/26	GBP	100	129,827
3.25%, 02/12/27		100	128,666
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(a)		955	1,213,063
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(a)	EUR	1,912	1,872,941
CPUK Finance Ltd., 7.88%, 08/28/29(d)	GBP	106	145,136
Deuce Finco PLC, 5.50%, 06/15/27(a)		345	452,657
Global Switch Finance BV, 1.38%, 10/07/30(d)	EUR	321	327,882
HSBC Holdings PLC, (3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27(b)	GBP	100	126,368
Informa PLC, 3.13%, 07/05/26(d)		100	129,389
Kane Bidco Ltd., 6.50%, 02/15/27(a)		699	920,847
Lloyds Banking Group PLC, 2.25%, 10/16/24(d)		100	133,520
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(b)(d)(n)		162	196,638
Motion Finco SARL, 7.38%, 06/15/30(d)	EUR	201	226,394
NatWest Group PLC(b)(d)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	100	130,777
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		100	130,076
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(d)		100	131,755
Stonegate Pub Co. Financing PLC(d)
10.75%, 07/31/29		169	233,570
(3-mo. EURIBOR + 6.63%), 10.17%, 07/31/29(b)	EUR	123	139,690
Thames Water Utilities Finance PLC, 4.00%, 06/19/25(d)	GBP	770	792,316
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(a)	USD	389	$ 394,660
Vodafone Group PLC, (5-year CMT + 2.77%), 4.13%, 06/04/81(b)		59	53,482
Zegona Finance PLC
6.75%, 07/15/29(d)	EUR	322	374,116
8.63%, 07/15/29(a)	USD	1,479	1,578,833
			11,940,613
United States — 9.0%
AbbVie, Inc.
3.20%, 11/21/29		2,165	2,070,394
5.05%, 03/15/34		1,169	1,221,043
Affinity Interactive, 6.88%, 12/15/27(a)		1,000	859,695
Alexander Funding Trust II, 7.47%, 07/31/28(a)		130	140,460
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/34		2,370	2,048,949
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)		499	500,073
AMC Networks, Inc.
10.25%, 01/15/29(a)		856	879,668
4.25%, 02/15/29		1,272	919,961
4.25%, 02/15/29(a)(o)		655	602,600
Amgen, Inc.
5.50%, 12/07/26(d)	GBP	100	136,168
4.05%, 08/18/29	USD	3,355	3,331,444
Amkor Technology, Inc., 6.63%, 09/15/27(a)		400	402,785
Aon North America, Inc., 5.30%, 03/01/31		3,745	3,907,037
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32		3,000	2,685,100
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)
4.13%, 08/15/26		4,805	4,331,443
5.25%, 08/15/27		202	150,570
AT&T, Inc.
2.90%, 12/04/26	GBP	100	128,890
5.50%, 03/15/27(d)		50	67,886
Bank of America Corp., (1-day SOFR + 1.53%), 1.90%, 07/23/31(b)	USD	3,340	2,897,795
Bausch & Lomb Corp., 8.38%, 10/01/28(a)		40	42,300
BG Energy Capital PLC, 5.13%, 12/01/25(d)	GBP	133	178,071
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	USD	827	837,840
Breeze Aviation Group, Inc., (20.00% PIK), 20.00%, 01/30/28(e)(g)(k)		2,058	2,171,079
Broadcom, Inc., 3.42%, 04/15/33(a)		2,615	2,375,995
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)		743	730,261
Cinemark Holdings, Inc., 4.50%, 08/15/25(o)		4,035	7,989,300
Citigroup, Inc.
1.75%, 10/23/26	GBP	100	126,297
(1-day SOFR + 1.36%), 5.17%, 02/13/30(b)	USD	1,102	1,132,019
Citizens Bank NA/Providence RI, (1-day SOFR + 1.45%), 6.06%, 10/24/25(b)		250	249,995
Cloud Software Group, Inc.(a)
6.50%, 03/31/29		280	278,591
9.00%, 09/30/29		545	554,598
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(a)		756	767,675
CommScope Technologies LLC, 6.00%, 06/15/25(a)		302	292,185
Constellium SE, 5.38%, 08/15/32(d)	EUR	237	271,467
CSC Holdings LLC(a)
5.50%, 04/15/27	USD	2,040	1,794,082
Security		Par (000)	Value
United States (continued)
CSC Holdings LLC(a) (continued)
11.25%, 05/15/28	USD	448	$ 432,462
11.75%, 01/31/29		985	952,092
DISH DBS Corp., 5.88%, 11/15/24		866	860,986
DISH Network Corp.(o)
0.00%, 12/15/25(m)		1,357	1,173,888
3.38%, 08/15/26		174	139,610
EquipmentShare.com, Inc., 9.00%, 05/15/28(a)		1,576	1,645,774
EXO Imaging, Inc., (Acquired 08/14/24, Cost: $71,814), 8.00%, 08/14/25(e)(g)		72	287,617
Flyr Secured Notes, (10.34% PIK), 10.34%, 05/10/27(e)(k)		1,156	1,115,460
Forestar Group, Inc., 5.00%, 03/01/28(a)		1,950	1,899,333
Freed Corp., 12.00%, 11/30/28(e)		9,488	9,642,729
FreeWire Technologies, Inc., (6.00% PIK), 6.00%, 02/20/28(e)(k)		2,754	—
Frontier Communications Holdings LLC(a)
6.75%, 05/01/29		670	674,723
8.75%, 05/15/30		1,250	1,332,080
8.63%, 03/15/31		700	754,663
Frontier Florida LLC, Series E, 6.86%, 02/01/28		845	875,670
Full House Resorts, Inc., 8.25%, 02/15/28(a)		172	172,255
General Motors Co., 5.60%, 10/15/32		1,265	1,304,867
Goldman Sachs Group, Inc., 7.25%, 04/10/28	GBP	50	72,158
Goodyear Europe BV, 2.75%, 08/15/28(d)	EUR	160	161,191
GoTo Group, Inc., 5.50%, 05/01/28(a)	USD	1,628	872,343
HCA, Inc., 3.63%, 03/15/32		2,120	1,960,395
Howard Hughes Corp.(a)
4.13%, 02/01/29		1,002	934,522
4.38%, 02/01/31		1,102	1,010,140
JPMorgan Chase & Co.(b)
(1-day SOFR + 1.62%), 5.34%, 01/23/35		548	572,797
(3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26(d)	GBP	100	130,502
Kraft Heinz Foods Co., 3.75%, 04/01/30	USD	3,150	3,072,920
Kronos International, Inc., 9.50%, 03/15/29(d)	EUR	100	121,053
Landsea Homes Corp., 11.00%, 07/17/28(e)	USD	9,310	10,171,175
Lessen, Inc., 13.09%, 01/05/28(a)(e)		2,050	1,914,819
Level 3 Financing, Inc.(a)
4.63%, 09/15/27		380	334,693
11.00%, 11/15/29		277	307,016
10.00%, 10/15/32		2,028	1,937,567
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(f)(l)(o)		945	9,450
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(a)		2,575	2,311,617
Lowe’s Cos., Inc., 2.63%, 04/01/31		2,960	2,660,038
MicroStrategy, Inc., 0.63%, 09/15/28(a)(o)		459	551,947
Morgan Stanley(b)
(1-day SOFR + 1.02%), 1.93%, 04/28/32		3,055	2,592,007
(1-day SOFR + 1.73%), 5.47%, 01/18/35		441	461,106
Nationstar Mortgage Holdings, Inc.(a)
6.00%, 01/15/27		181	181,021
5.50%, 08/15/28		846	837,479
5.75%, 11/15/31		366	358,523
NCR Atleos Corp., 9.50%, 04/01/29(a)		430	473,374
Paramount Global, 7.88%, 07/30/30		544	594,152
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/33		1,867	1,903,029
Pioneer Midco Notes, (10.50% PIK), 10.50%, 11/18/30(a)(e)(k)		4,510	4,656,310
Pitney Bowes, Inc., 6.88%, 03/15/27(a)		2,195	2,181,619
Rand Parent LLC, 8.50%, 02/15/30(a)		452	460,969
Republic Services, Inc., 1.45%, 02/15/31		3,080	2,581,471

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
RingCentral, Inc., 8.50%, 08/15/30(a)	USD	1,430	$ 1,529,881
Sabre GLBL, Inc.(a)
8.63%, 06/01/27		1,007	990,509
11.25%, 12/15/27		1,463	1,518,090
Seagate HDD Cayman
8.25%, 12/15/29		609	661,104
8.50%, 07/15/31		326	355,761
9.63%, 12/01/32		550	638,627
Service Properties Trust
8.38%, 06/15/29		3,356	3,352,228
8.88%, 06/15/32		2,413	2,304,939
Sonder Bridge Notes, (14.36% PIK), 14.36%, 12/10/27(e)(k)		1,319	1,310,466
Sonder Secured Notes, (14.33% PIK), 14.33%, 12/10/26(b)(e)(k)		9,859	9,267,919
Spirit AeroSystems, Inc.(a)
9.38%, 11/30/29		772	837,506
9.75%, 11/15/30		1,326	1,478,490
Stem, Inc., 0.50%, 12/01/28(a)(o)		200	55,500
Talen Energy Supply LLC, 8.63%, 06/01/30(a)		180	196,168
Tenneco, Inc., 8.00%, 11/17/28(a)		1,648	1,529,227
Texas Capital Bancshares, Inc., (5-year CMT + 3.15%), 4.00%, 05/06/31(b)		400	379,774
T-Mobile U.S., Inc., 2.70%, 03/15/32		2,955	2,606,383
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)		424	436,725
Transocean, Inc., 8.25%, 05/15/29(a)		988	979,432
Truist Financial Corp., (1-day SOFR + 1.62%), 5.44%, 01/24/30(b)		451	466,812
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(a)		971	1,036,451
Univision Communications, Inc.(a)
8.00%, 08/15/28		140	143,145
07/31/31(c)		150	150,335
Vantage Drilling International Ltd., 9.50%, 02/15/28(a)		1,352	1,360,749
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)		380	356,493
Verizon Communications, Inc., 1.13%, 11/03/28	GBP	100	117,062
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	USD	405	436,022
Wayfair LLC, 10/31/29(a)(c)		257	263,286
Westbay, 11.00%, 02/06/30(e)		9,314	9,523,565
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)		557	548,117
Zayo Group Holdings, Inc., 4.00%, 03/01/27(a)		1,045	934,693
			162,490,787
Zambia — 0.0%
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)		200	212,000
Total Corporate Bonds — 13.4% (Cost: $237,432,190)			243,623,693
Fixed Rate Loan Interests
India — 0.1%
Vedanta Hold Mauritius II Ltd., Delayed Draw Term Loan, 18.00%, 04/17/26(e)		1,728	1,813,812
Security		Par (000)	Value
United States(e) — 0.6%
AMF MF Portfolio, Term Loan, 6.67%, 11/01/28	USD	2,975	$ 3,020,782
CML ST Regis Aspen, Term Loan, 7.27%, 02/09/27		6,480	6,559,917
OD Intermediate SUBI Holdco II LLC, Mezzanine Term Loan, 10.00%, 04/01/26		1,332	1,305,999
			10,886,698
Total Fixed Rate Loan Interests — 0.7% (Cost: $12,444,634)			12,700,510
Floating Rate Loan Interests(b)
Belgium — 0.0%
Finco Utilitas BV, EUR Term Loan B, 09/26/30(p)	EUR	520	579,017
Canada — 0.0%
CPPIB OVM Member US LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 08/20/31	USD	535	534,775
Colombia — 0.2%
Ecopetrol SA, 2023 Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.37%, 09/06/30(e)		3,600	3,703,320
Finland — 0.1%
Mehilainen Yhtiot Oy
2024 EUR 1st Lien Term Loan B5A, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.35%, 08/05/31	EUR	561	625,420
2024 EUR New Money Term Loan B5B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.35%, 08/05/31		1,072	1,192,076
			1,817,496
France(p) — 0.3%
Hestiafloor 2, 02/28/30		588	588,017
HomeVi SASU, 2024 EUR Term Loan B, 10/31/29		1,000	1,085,900
Obol France 3 SAS, 2024 EUR Term Loan B, 12/29/28		1,000	1,066,854
Parts Europe SA, EUR Term Loan B, 02/03/31		1,000	1,114,752
Ramsay Generale de Sante SA, 2024 EUR Term Loan B4, 08/13/31		900	1,034,091
			4,889,614
Germany — 0.4%
Aenova Holding GmbH, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 7.14%, 08/22/31		1,132	1,262,640
Apleona Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 7.39%, 04/28/28		1,200	1,340,008
IFCO Management GmbH, 2024 EUR Term Loan B, 11/29/29(p)		1,000	1,114,775
Nidda Healthcare Holding GmbH, 2024 EUR Term Loan B3, 02/21/30(p)		1,440	1,601,427
TK Elevator Midco GmbH, EUR Term Loan B, 04/30/30(p)		1,000	1,115,932
			6,434,782
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland — 0.1%
Promontoria Beech Designated Activity Co., 1st Lien Term Loan, (1-mo. EURIBOR + 3.75%), 7.19%, 05/17/27(e)	EUR	2,324	$ 2,584,165
Jersey(e) — 0.5%
Vita Global Finco Ltd.
1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 7.00%), 10.74%, 07/06/27		4,654	4,882,919
GBP Incremental Term Loan, (3-mo. SONIA + 7.00%), 11.95%, 07/06/27	GBP	2,850	3,590,595
			8,473,514
Luxembourg — 0.3%
Euro Parfums Fze, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 6.75%), 11.42%, 09/01/28(e)	USD	603	603,000
INEOS Finance PLC, 2024 EUR 1st Lien Term Loan B, 06/23/31(p)	EUR	1,000	1,107,706
Speed Midco 3 SARL, 2024 EUR Term Loan B2, (6-mo. EURIBOR at 0.00% Floor + 4.95%), 8.11%, 06/05/31(e)		2,566	2,842,014
			4,552,720
Netherlands — 0.4%
Cypher Bidco BV, 1st Lien Term Loan B, (6-mo. EURIBOR + 4.50%), 8.34%, 12/30/28(e)		1,828	1,960,822
Flora Food Management BV, 2024 GBP Term Loan B11, (1-day SONIA at 0.00% Floor + 5.79%), 10.95%, 01/03/28	GBP	1,388	1,845,536
Median BV, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 8.27%, 10/14/27	EUR	982	1,083,347
Peer Holding III BV, 2024 EUR Term Loan B6, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 6.60%, 07/01/31		1,400	1,558,550
Pegasus BidCo BV, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 7.04%, 07/12/29		1,333	1,483,458
			7,931,713
Norway — 0.0%
Sector Alarm Holding AS, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 7.76%, 06/14/29		407	454,376
Spain — 0.2%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.71%, 02/27/30		1,303	1,449,731
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, 06/13/31(p)		741	827,748
PAX Holdco Spain SL, 2024 EUR Term Loan B3, 12/31/29(p)		1,000	1,110,233
			3,387,712
Sweden(p) — 0.1%
Platea BC Bidco AB
EUR Delayed Draw Term Loan, 04/03/31		167	186,046
EUR Term Loan, 04/03/31		833	930,231
			1,116,277
Security		Par (000)	Value
United Kingdom(p) — 0.2%
CD&R Firefly Bidco PLC, 2024 GBP Term Loan B6, 06/21/28	GBP	1,000	$ 1,334,022
Froneri Lux FinCo SARL, 2024 EUR Term Loan, 09/17/31	EUR	1,000	1,112,103
Lorca Finco PLC, 2024 EUR Term Loan B3, 03/25/31		1,000	1,113,183
			3,559,308
United States — 4.2%
Alorica, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 11.72%, 12/21/27(e)	USD	3,111	3,060,109
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.60%), 10.40%, 02/01/30		2,548	2,455,864
Boxer Parent Co., Inc., 2024 EUR Term Loan B, (3- mo. EURIBOR at 0.00% Floor + 4.00%), 7.66%, 07/30/31	EUR	1,496	1,661,858
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.37%, 09/29/28	USD	1,212	1,208,855
Coreweave Compute Acquisition Co. II, LLC(e)
2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 11.05%, 05/16/29		97	95,892
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 14.65%, 07/30/28		7,059	7,050,979
CSC Holdings LLC, 2019 Term Loan B5, 04/15/27(p)		579	528,850
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.85%, 08/31/30		3,455	3,463,052
EIS Buyer, Inc., Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.85%, 07/10/28(e)		373	367,769
EIS Group, Inc., Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.85%, 07/08/28(e)		3,734	3,677,692
Emerald Electronics Manufacturing Services, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.35%), 11.20%, 12/29/27(e)		1,116	892,410
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.79%, 11/12/26(e)		12,958	12,828,586
GoTo Group, Inc.
2024 First Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.97%, 04/28/28		1,124	922,118
2024 Second Out Term Loan, (1-mo. CME Term SOFR + 4.85%), 9.97%, 04/28/28		875	294,101
Green Plains Operating Co. LLC, Term Loan, (3 mo. CME Term SOFR at 0.00% Floor + 8.00%), 13.21%, 07/20/26(e)		6,376	6,463,776
Helios Service Partners LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 6.51%), 10.87%, 03/19/27(e)		614	613,562
HLP Hotels LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.66%), 8.87%, 09/09/26(e)		5,000	5,000,000
HP LQ Investment LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.31%), 8.21%, 12/09/26(e)		6,382	6,367,992

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 10.46%, 10/25/28(e)	USD	1,853	$ 1,482,021
Indy U.S. Holdco LLC, 2024 EUR Term Loan B, (1- mo. EURIBOR at 0.00% Floor + 4.75%), 8.13%, 03/06/28	EUR	1,000	1,111,157
Level 3 Financing Inc., 2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.41%, 04/15/29	USD	426	434,858
Maverick Gaming LLC
2024 PIK Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.82%, 06/03/28		516	490,670
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.82%, 06/03/28		852	596,341
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.35%, 11/01/29		1,052	683,800
Montage Hotels & Resorts LLC, Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.66%, 02/16/29(e)		1,208	1,207,830
NGP XI Midstream Holdings LLC, Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 07/25/31		803	801,996
Orion Group Holdco LLC(e)
2022 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 11.37%, 03/19/27		117	117,472
2022 First A&R Amendment Incremental DDTL, (3-mo. CME Term SOFR at 1.00% Floor + 6.76%), 11.37%, 03/19/27		523	525,373
2023 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 10.87%, 03/19/27		942	941,823
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.87%, 03/19/27		198	196,961
First Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 10.87%, 03/19/27		1,168	1,174,253
First Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 10.87%, 03/19/27		100	100,703
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.26%), 10.87%, 03/19/27		20	19,675
Project Montage, PIK Revolver, (Prime + 6.00%), 14.00%, 02/16/29(e)		68	68,064
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 06/28/30		173	172,926
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 8.01%), 13.26%, 04/27/29		620	449,500
2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.26%, 04/27/28		1,981	1,505,450
Solaris Energy Infrastructure LLC, Term Loan, (Prime + 5.00%), 11.10%, 09/11/29		6,203	6,078,940
Verifone Systems, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.26%), 9.33%, 08/20/25		533	487,593
Security		Par (000)	Value
United States (continued)
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.11%), 9.96%, 09/01/25	USD	75	$ 70,100
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.60%, 10/22/29		16	16,304
Xerox Corp., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.71%, 11/17/29		88	87,289
			75,774,564
Total Floating Rate Loan Interests — 7.0% (Cost: $126,813,629)			125,793,353
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(d)		257	247,604
Brazil — 0.0%
Brazilian Government International Bond, 7.13%, 05/13/54		210	217,699
Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42		278	253,397
Colombia — 0.0%
Colombia Government International Bond, 8.00%, 04/20/33		224	240,426
Costa Rica — 0.0%
Costa Rica Government International Bond, 7.30%, 11/13/54(a)		210	231,976
Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27(d)		278	281,736
4.50%, 01/30/30(a)		420	401,755
7.05%, 02/03/31(a)		272	293,091
			976,582
Egypt — 0.0%
Egypt Government International Bond
5.63%, 04/16/30(d)	EUR	214	199,355
7.63%, 05/29/32(d)	USD	219	193,815
8.50%, 01/31/47(a)		200	161,438
			554,608
Guatemala(a) — 0.1%
Guatemala Government Bond
7.05%, 10/04/32		210	226,800
6.60%, 06/13/36		230	240,695
4.65%, 10/07/41		351	289,904
			757,399
Hungary — 0.1%
Hungary Government International Bond
5.50%, 03/26/36(a)		200	201,250
Series 10Y, 5.38%, 09/12/33(d)	EUR	194	232,153
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(d)		254	304,211
			737,614
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ivory Coast(d) — 0.0%
Ivory Coast Government International Bond
6.38%, 03/03/28	USD	309	$ 309,000
5.88%, 10/17/31	EUR	251	264,732
			573,732
Jordan — 0.0%
Jordan Government International Bond, 4.95%, 07/07/25(d)	USD	200	197,312
Kenya — 0.0%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(a)		249	250,556
Mexico — 0.1%
Mexico Government International Bond
2.66%, 05/24/31		294	252,196
6.35%, 02/09/35		313	328,024
6.34%, 05/04/53		200	198,813
			779,033
Montenegro — 0.0%
Montenegro Government International Bond, 2.88%, 12/16/27(d)	EUR	186	195,594
Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(a)	USD	200	206,626
Nigeria — 0.0%
Nigeria Government International Bond
8.38%, 03/24/29(a)		353	341,969
7.63%, 11/28/47(d)		244	186,736
			528,705
Oman(d) — 0.0%
Oman Government International Bond
6.50%, 03/08/47		219	230,840
6.75%, 01/17/48		227	246,011
			476,851
Panama — 0.1%
Panama Government International Bond
7.50%, 03/01/31		352	384,736
6.40%, 02/14/35		374	382,767
			767,503
Paraguay — 0.0%
Paraguay Government International Bond, 2.74%, 01/29/33(d)		395	336,491
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(d)		206	205,273
Peruvian Government International Bond
2.78%, 01/23/31		152	135,660
1.86%, 12/01/32		284	228,176
			569,109
Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33		48	48,719
5.50%, 04/04/53		149	152,807
			201,526
Security		Par (000)	Value
Republic of North Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27(d)	EUR	187	$ 216,875
Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(a)	USD	46	46,332
2.50%, 02/08/30(d)	EUR	223	223,757
2.12%, 07/16/31(d)		224	209,296
			479,385
Saudi Arabia — 0.1%
Saudi Government International Bond, 5.00%, 01/18/53(a)	USD	658	609,472
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(d)		278	239,341
Serbia — 0.0%
Serbia International Bond
6.50%, 09/26/33(d)		200	213,656
6.00%, 06/12/34(a)		236	242,962
			456,618
South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 04/20/32		380	377,625
Spain(a)(d) — 0.3%
Spain Government Bond
2.90%, 10/31/46	EUR	2,252	2,275,231
3.45%, 07/30/66		2,440	2,561,213
			4,836,444
Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34(a)	USD	284	293,244
Ukraine(a)(q) — 0.0%
Ukraine Government International Bond
4.50%, 02/01/29		75	44,108
1.75%, 02/01/30		7	2,981
3.00%, 02/01/34		26	8,669
4.50%, 02/01/34		50	22,233
3.00%, 02/01/35		22	9,426
3.00%, 02/01/36		18	7,769
			95,186
United Kingdom(d) — 0.4%
United Kingdom Gilt
3.75%, 10/22/53	GBP	1,911	2,215,552
0.50%, 10/22/61		10,627	4,336,364
			6,551,916
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	216	216,000
Uruguay Government International Bond, 5.75%, 10/28/34		272	295,779
			511,779

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 05/29/27(a)	EUR	221	$ 247,697
Total Foreign Agency Obligations — 1.3% (Cost: $25,742,409)			24,215,925

	Shares
Investment Companies
United States — 1.4%
iShares Biotechnology ETF(r)	13,800	2,009,280
iShares JP Morgan USD Emerging Markets Bond ETF(r)	71,155	6,658,685
iShares MSCI Brazil ETF(r)	13,963	411,769
iShares Russell 2000 ETF(r)	9,800	2,164,722
iShares Russell Mid-Cap Growth ETF(r)	1,993	233,759
SPDR Gold Shares, B Shares(f)	26,894	6,536,855
SPDR S&P Biotech ETF	45,000	4,446,000
VanEck J. P. Morgan EM Local Currency Bond ETF	87,582	2,224,583
VanEck Semiconductor ETF(f)	5,362	1,316,103
Total Investment Companies — 1.4% (Cost: $23,598,035)		26,001,756

		Par (000)
Municipal Bonds
Florida — 0.0%
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32(a)(b)	USD	255	271,047
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(f)(l)		4,808	2,626,184
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(a)		885	911,577
Total Municipal Bonds — 0.2% (Cost: $3,365,633)			3,808,808
Non-Agency Mortgage-Backed Securities
United States — 4.1%
Ajax Mortgage Loan Trust(a)
Series 2020-C, Class C, 0.01%, 09/27/60		9	719
Series 2020-C, Class RW, 0.00%, 09/25/60(e)		13	13,121
Series 2020-D, Class RW, 0.00%, 06/25/60(e)		19	19,318
Series 2021-E, Class B3, 4.15%, 12/25/60(b)		120	42,332
Series 2021-E, Class SA, 0.00%, 12/25/60(b)		6	2,797
Series 2021-E, Class XS, 0.00%, 12/25/60(b)		12,580	469,560
BAMLL Commercial Mortgage Securities Trust, Series 2017-SCH, Class AL, (1-mo. Term SOFR + 0.95%), 6.04%, 11/15/32(a)(b)		2,000	1,997,288
BFLD Trust, Series 2021-EYP, Class E, (1-mo. Term SOFR + 3.81%), 8.91%, 10/15/35(a)(b)		790	41,639
BX Commercial Mortgage Trust(a)(b)
Series 2020-VIV3, Class B, 3.66%, 03/09/44		1,600	1,475,055
Security		Par (000)	Value
United States (continued)
BX Commercial Mortgage Trust(a)(b) (continued)
Series 2020-VKNG, Class G, (1-mo. Term SOFR + 3.36%), 8.46%, 10/15/37	USD	1,610	$ 1,577,187
Series 2021-MFM1, Class G, (1-mo. Term SOFR + 4.01%), 9.11%, 01/15/34		1,246	1,214,996
BX Trust, Series 2021-VIEW, Class E, (1-mo. Term SOFR + 3.71%), 8.81%, 06/15/36(a)(b)		614	583,166
Commercial Mortgage Trust(b)
Series 2015-CR25, Class C, 4.67%, 08/10/48		2,000	1,896,618
Series 2019-GC44, Class 180B, 3.51%, 08/15/57(a)		1,900	1,873,747
CSMC(a)(b)
Series 2020-FACT, Class E, (1-mo. Term SOFR + 5.23%), 10.32%, 10/15/37		730	669,790
Series 2020-FACT, Class F, (1-mo. Term SOFR + 6.52%), 11.62%, 10/15/37		1,700	1,521,096
Series 2020-NET, Class D, 3.83%, 08/15/37		1,275	1,220,135
Series 2021-BHAR, Class E, (1-mo. Term SOFR + 3.61%), 8.71%, 11/15/38		1,500	1,476,562
Series 2022-LION, Class A, (1-mo. Term SOFR + 3.44%), 8.54%, 02/15/25(e)		3,400	3,317,914
Deephaven Residential Mortgage Trust, Series 2021-1, Class B2, 3.96%, 05/25/65(a)(b)		1,550	1,408,951
FREMF Trust, Series 2018-W5FX, Class CFX, 3.79%, 04/25/28(a)(b)		437	395,277
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, (1-mo. Term SOFR + 3.66%), 8.76%, 10/15/36(a)(b)		1,540	1,522,792
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/55(a)(b)		3,602	3,278,628
JP Morgan Mortgage Trust(a)(b)
Series 2021-1, Class A3X, 0.50%, 06/25/51		47,047	1,362,871
Series 2021-1, Class AX1, 0.12%, 06/25/51		190,917	1,268,684
Series 2021-1, Class AX4, 0.40%, 06/25/51		12,192	276,465
Series 2021-1, Class B4, 3.02%, 06/25/51		787	647,420
Series 2021-1, Class B5, 3.02%, 06/25/51		944	723,857
Series 2021-1, Class B6, 2.89%, 06/25/51		1,536	643,705
Series 2021-4, Class B4, 2.90%, 08/25/51		1,175	929,324
Series 2021-4, Class B5, 2.90%, 08/25/51		881	618,290
Series 2021-4, Class B6, 2.90%, 08/25/51		2,177	914,895
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1-mo. Term SOFR + 0.71%), 5.57%, 06/25/37(a)(b)		2,735	2,288,259
MCM Trust(e)
2.50%, 09/25/31(a)		2,698	2,598,631
3.00%, 09/25/31		3,287	2,143,316
New Residential Mortgage Loan Trust(a)(b)
Series 2019-RPL2, Class B3, 4.01%, 02/25/59		9,329	7,264,737
Series 2021-NQ1R, Class B1, 3.53%, 07/25/55		1,370	1,172,389
Series 2021-NQ1R, Class B2, 4.33%, 07/25/55		1,022	883,921
Seasoned Credit Risk Transfer Trust, Series 2020-3, Class BXS, 6.06%, 05/25/60(a)(b)		7,578	4,077,379
Seasoned Loans Structured Transaction Trust(a)(b)
Series 2020-2, Class M1, 4.75%, 09/25/60		3,078	3,039,563
Series 2020-3, Class M1, 4.75%, 04/26/60		4,478	4,422,438
Starwood Mortgage Residential Trust, Series 2020- INV, Class B2, 4.26%, 11/25/55(a)		1,225	1,010,077
TVC DSCR(e)
Series 21-1, 0.00%, 02/01/51		1,323	1,143,383
Series 21-1, Class A, 2.38%, 02/01/51(a)		3,289	3,018,234
Verus Securitization Trust(a)(b)
Series 2020-5, Class B1, 3.71%, 05/25/65		2,400	2,203,772
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Verus Securitization Trust(a)(b) (continued)
Series 2020-5, Class B2, 4.71%, 05/25/65	USD	1,400	$ 1,338,419
Series 2021-R2, Class B1, 3.25%, 02/25/64		2,735	2,143,732
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA6, Class 1A, (12-mo. MTA + 0.81%), 5.93%, 07/25/47(b)		1,044	857,759
Wells Fargo Commercial Mortgage Trust, Series 2019- C50, Class XA, 1.57%, 05/15/52(b)		22,244	1,043,461
Total Non-Agency Mortgage-Backed Securities — 4.1% (Cost: $78,389,078)			74,053,669

		Benefical Interest (000)
Other Interests
Canada — 0.2%
Sprott Private Resource Streaming(e)(s)	USD	4,640	3,792,736
Total Other Interests — 0.2% (Cost: $4,681,796)			3,792,736

		Par (000)
Preferred Securities
Capital Trusts — 0.2%(b)
France(d)(n) — 0.1%
Accor SA, 4.88%	EUR	100	112,551
Alstom SA, 5.87%		100	114,906
Electricite de France SA
3.38%		200	202,838
5.13%		200	223,642
5.63%		200	225,652
7.38%	GBP	100	136,571
			1,016,160
Germany(d) — 0.0%
Bayer AG
5.38%, 03/25/82	EUR	100	110,354
Series NC5, 6.63%, 09/25/83		100	115,964
			226,318
Italy — 0.0%
Snam SpA, 4.50%(d)(n)		100	112,484
United Kingdom — 0.0%
Centrica PLC, 6.50%, 05/21/55(d)	GBP	125	171,338
United States — 0.1%
Edison International, 7.88%, 06/15/54	USD	155	162,816
Paramount Global, 6.38%, 03/30/62		1,001	925,911
Venture Global LNG, Inc., 9.00%(a)(n)		1,429	1,448,476
			2,537,203
			4,063,503

Security	Shares	Value
Preferred Stocks — 3.9%(e)
China — 0.4%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $4,390,747)(f)(g)	40,071	$ 6,813,673
Finland — 0.1%
Aiven, Series D(f)	37,890	2,085,466
Germany — 0.0%
Volocopter GmbH, Series D, (Acquired 03/03/21, Cost: $4,145,649)(f)(g)	780	21,194
Israel(f)(g) — 0.2%
Deep Instinct Ltd.
Series D-2, (Acquired 03/19/21, Cost: $2,130,236)	350,490	1,566,690
Series D-4, (Acquired 09/20/22, Cost: $2,188,898)	310,467	1,595,800
		3,162,490
United Kingdom — 0.1%
10X Future Technologies Service Ltd., Series D, (Acquired 12/19/23, Cost: $3,926,032)(f)(g)	114,500	2,400,307
United States — 3.1%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $1,800,187)(f)(g)	3,333	598,840
Bright Machines(f)
Series C	472,899	1,607,857
Series C-1	985,059	2,383,843
Cap Hill Brands(f)	1,185,824	249,023
Caresyntax, Inc.(f)
Series C-2	13,600	1,335,928
Series C3	1,759	146,964
Clarify Health(f)	345,315	2,023,546
Coreweave, Inc., 10.00%, 03/25/49(f)	1,579,000	1,942,170
Databricks, Inc., Series G, (Acquired 02/01/21, Cost: $2,392,693)(f)(g)	40,470	3,290,616
Davidson Homes LLC, 12.00%, 04/01/49(f)	7,345	6,878,005
Dream Finders Homes, Inc., 9.00%, 12/31/49	10,172	9,993,990
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $1,482,935)(f)(g)	253,147	498,700
GM Cruise Holdings LLCClass G, (Acquired 03/25/21, Cost: $1,886,159)(f)(g)	71,581	551,890
Insight M, Inc., Series D(f)	1,942,003	629,597
Jumpcloud, Inc.(f)(g)
Series E-1, (Acquired 10/30/20, Cost: $2,052,443)	1,125,428	2,273,365
Series F, (Acquired 09/03/21, Cost: $443,302)	74,023	149,526
Lessen Holdings, Inc.(f)	514,906	2,234,692
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $1,353,207)(f)(g)	58,924	869,718
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $1,751,669)(f)(g)	196,272	459,276
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $945,402)(f)(g)	36,048	1,058,009
RapidSOS, Series C-1(f)	1,707,127	1,655,913
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $814,688)(f)(g)	35,677	760,277
SambaNova Systems, Inc., Series D, (Acquired 04/09/21, Cost: $1,250,247)(f)(g)	13,158	686,058
SCI PH Parent, Inc., Series F, (Acquired 02/10/23, Cost: $1,183,000), 12.50%, 12/31/79(f)(g)	1,183	1,187,271
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $678,934)(f)(g)	45,203	290,655
Source Global PBC(f)(g)
Series D-2, (Acquired 05/16/24, Cost: $—)	4,710	31,557
Series D-3, (Acquired 05/15/24, Cost: $250,501)	6,880	106,365

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Ursa Major Technologies, Inc.(f)(g)
Series C, (Acquired 09/13/21, Cost: $1,732,297)	290,420	$ 877,068
Series D, (Acquired 10/14/22, Cost: $235,803)	35,579	111,718
Verge Genomics, Inc.(f)(g)
Series B, (Acquired 11/05/21, Cost: $1,626,608)	305,363	1,981,806
Series C PRVT, (Acquired 09/06/23, Cost: $259,904)	36,142	261,307
Versa Networks, Inc., Series E CONV Preferred, (Acquired 10/14/22, Cost: $4,906,958), 12.00%, 10/07/32(f)(g)	1,681,498	8,104,820
Zero Mass Water, Inc., Series D Preferred, (Acquired 07/05/22, Cost: $271,491)(f)(g)	6,628	115,261
		55,345,631
		69,828,761
Total Preferred Securities — 4.1% (Cost: $90,675,724)		73,892,264

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Multifamily Structured Pass Through Certificates, Series KL06, Class XFX, 1.47%, 12/25/29(b)	USD	18,250	864,763
Mortgage-Backed Securities(t) — 10.6%
Uniform Mortgage-Backed Securities
3.00%, 10/15/54		9,557	8,576,394
3.50%, 10/15/54		74,731	69,587,086
4.50%, 10/15/54 - 11/14/54		103,326	101,580,640
5.50%, 10/15/54		11,500	11,633,164
			191,377,284
Total U.S. Government Sponsored Agency Securities — 10.6% (Cost: $193,408,073)			192,242,047
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29(u)(v)		9,103	9,355,675
U.S. Treasury Notes, 4.63%, 09/30/28(u)		6,848	7,113,791
Total U.S. Treasury Obligations — 0.9% (Cost: $15,965,308)			16,469,466

Security	Shares	Value
Warrants
Brazil — 0.0%
Lavoro Ltd., (Issued 12/27/22, Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(f)	25,681	$ 6,677
Israel(f) — 0.0%
Deep Instinct Ltd., Series C, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(e)(g)	21,889	2,408
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	8,959	360
		2,768
United Kingdom — 0.0%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $0), (Issued 12/19/23, Expires 11/17/30, Strike Price GBP 0.01)(e)(f)(g)	137,950	217,630
United States(f) — 0.3%
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(e)	74,120	2,854
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)	44,352	—
Davidson Homes LLC, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(e)	50,977	560,237
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	40,220	12,967
Flyr Warrants, (Issued/Exercisable 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(e)	5,990	29,351
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD(e)	173,677	970,855
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 11.17)(e)	19,736	59,011
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Shares for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	11,689	233
Insight M, Inc., (Issued 01/31/24, Strike Price USD 0.34)(e)	2,012,253	245,696
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(e)	10,196	—
Lightning eMotors, Inc., (Issued/Exercisable 05/13/20, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)	82,174	8
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)
(Percentages shown are based on Net Assets)
Security		Shares	Value
United States (continued)
New York Community Bancorp, Inc. Series C, PIPE, Pipe, (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(g)		550	$ 1,334,536
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)		60,706	182
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)		68,671	2,060
RapidSOS, (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(e)		946,544	908,682
Sarcos Technology & Robotics Corp., (Issued 01/15/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)		25,291	759
Sonder Holdings Inc., (Expires 12/31/49)(e)		26,332	123,497
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(g)		207,248	845,572
Volato Group, Inc., (Acquired 12/03/23, Cost: $48,765), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(g)		48,765	883
			5,097,383
Total Warrants — 0.3% (Cost: $614,236)			5,324,458
Total Long-Term Investments — 107.0% (Cost: $1,743,487,023)			1,940,601,699
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(r)(w)		27,868,752	27,868,752
Total Short-Term Securities — 1.5% (Cost: $27,868,752)			27,868,752
Options Purchased — 0.5% (Cost: $8,770,589)			8,785,472
Total Investments Before TBA Sale Commitments and Options Written — 109.0% (Cost: $1,780,126,364)			1,977,255,923
Investments Sold Short
Investment Companies
United States — (0.2)%
iShares iBoxx $ High Yield Corporate Bond ETF(r)	USD	(54,854)	(4,298,745)
Total Investments Sold Short — (0.2)% (Proceeds: $(4,382,834))			(4,298,745)

Security		Par (000)	Value
TBA Sale Commitments
United States — (0.9)%
Uniform Mortgage-Backed Securities, 4.50%, 10/15/54(t)	USD	(17,200)	$ (16,908,065)
Total TBA Sale Commitments — (0.9)% (Proceeds: $(16,995,750))			(16,908,065)
Options Written — (0.3)% (Premiums Received: $(5,422,476))			(5,147,023)
Total Investments, Net of TBA Sale Commitments and Options Written — 107.6% (Cost: $1,753,325,304)			1,950,902,090
Liabilities in Excess of Other Assets — (7.6)%			(137,205,110)
Net Assets — 100.0%			$ 1,813,696,980

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $68,328,616, representing 3.8% of its net assets as of period end, and an original cost of $76,633,890.

(h)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(i)	All or a portion of the security is held by a wholly-owned subsidiary.
(j)	Investment does not issue shares.
(k)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Zero-coupon bond.
(n)	Perpetual security with no stated maturity date.
(o)	Convertible security.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)	Affiliate of the Trust.
(s)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)	Represents or includes a TBA transaction.
(u)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(w)	Annualized 7-day yield as of period end.

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 78,480,297	$ —	$ (50,611,545)(a)	$ —	$ —	$ 27,868,752	27,868,752	$ 3,953,007	$ —
iShares Biotechnology ETF	—	1,974,565	—	—	34,715	2,009,280	13,800	2,767	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	6,317,737	(10,644,710)	(55,861)	84,089	(4,298,745)	(54,854)	40,669	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	4,160,152	—	(4,241,237)	148,378	(67,293)	—	—	119,755	—
iShares JP Morgan USD Emerging Markets Bond ETF	6,337,064	—	—	—	321,621	6,658,685	71,155	212,202	—
iShares MSCI Brazil ETF	813,554	—	(262,532)	(118,250)	(21,003)	411,769	13,963	21,278	—
iShares Russell 2000 ETF	1,966,958	—	—	—	197,764	2,164,722	9,800	17,998	—
iShares Russell Mid-Cap Growth ETF	416,378	—	(210,992)	20,956	7,417	233,759	1,993	1,219	—
				$ (4,777)	$ 557,310	$ 35,048,222		$ 4,368,895	$ —

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BOBL	682	12/06/24	$ 91,138	$ 803,841
Euro Bund	413	12/06/24	62,027	526,413
Euro-Schatz	85	12/06/24	10,141	51,018
Nikkei 225 Index	90	12/12/24	23,972	1,426,800
10-Year Australian Treasury Bonds	135	12/16/24	10,864	(118,999)
Carbon Emissions(a)	12	12/16/24	876	(43,419)
U.S. Long Bond	210	12/19/24	26,112	(80,216)
Euro Stoxx Banks Index	100	12/20/24	807	7,204
MSCI Emerging Markets Index	9	12/20/24	528	30,545
Long Gilt	39	12/27/24	5,132	(31,781)
5-Year U.S. Treasury Note	4,162	12/31/24	457,625	12,457
				2,583,863
Short Contracts
30-Year Euro Buxl Bond	20	12/06/24	3,034	(24,510)
Euro BTP	250	12/06/24	33,804	(707,073)
Euro OAT	16	12/06/24	2,259	(12,660)
10-Year Japanese Government Treasury Bonds	38	12/13/24	38,245	(114,705)
10-Year U.S. Treasury Note	91	12/19/24	10,408	33,973
10-Year U.S. Ultra Long Treasury Note	1,831	12/19/24	216,888	(415,012)
Ultra U.S. Treasury Bond	152	12/19/24	20,259	79,469
E-mini Russell 2000 Index	10	12/20/24	1,125	(21,467)
Euro Stoxx 50 Index	172	12/20/24	9,646	(296,115)
NASDAQ 100 E-Mini Index	16	12/20/24	6,484	(134,458)
S&P 500 E-Mini Index	625	12/20/24	181,695	(3,336,189)
2-Year U.S. Treasury Note	3,362	12/31/24	700,215	(1,658,475)
				(6,607,222)
				$ (4,023,359)

(a)	All or a portion of the security is held by a wholly-owned subsidiary.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	873,431	USD	964,443	Deutsche Bank AG	10/17/24	$ 8,411
EUR	138,668	USD	151,835	State Street Bank and Trust Co.	10/17/24	2,618
EUR	248,540	USD	272,140	State Street Bank and Trust Co.	10/17/24	4,692
CAD	1,454,314	USD	1,072,939	Morgan Stanley & Co. International PLC	12/18/24	4,509
CHF	4,531,955	USD	5,395,000	Morgan Stanley & Co. International PLC	12/18/24	5,337
EUR	354,495	USD	392,612	HSBC Bank PLC	12/18/24	3,226
EUR	543,522	USD	603,534	Morgan Stanley & Co. International PLC	12/18/24	3,376
EUR	16,989,301	USD	18,808,816	Morgan Stanley & Co. International PLC	12/18/24	161,861
EUR	368,054	USD	410,597	UBS AG	12/18/24	381
EUR	513,326	USD	572,892	UBS AG	12/18/24	301
EUR	530,124	USD	591,165	UBS AG	12/18/24	785
EUR	798,401	USD	885,314	UBS AG	12/18/24	6,200
EUR	1,476,121	USD	1,636,117	UBS AG	12/18/24	12,156
GBP	171,090	USD	223,072	HSBC Bank PLC	12/18/24	5,627
GBP	531,293	USD	709,360	HSBC Bank PLC	12/18/24	833
GBP	214,851	USD	283,218	JPMorgan Chase Bank N.A.	12/18/24	3,978
GBP	336,955	USD	440,753	JPMorgan Chase Bank N.A.	12/18/24	9,663
GBP	181,229	USD	237,108	UBS AG	12/18/24	5,145
INR	147,168,449	USD	1,745,677	Citibank N.A.	12/18/24	4,137
JPY	1,282,631,818	USD	9,006,000	Citibank N.A.	12/18/24	9,888
JPY	256,488,489	USD	1,798,344	JPMorgan Chase Bank N.A.	12/18/24	4,567
MXN	25,043,804	USD	1,229,196	Morgan Stanley & Co. International PLC	12/18/24	27,863
MXN	64,526,114	USD	3,167,145	Morgan Stanley & Co. International PLC	12/18/24	71,705
USD	10,790,000	CAD	14,541,627	JPMorgan Chase Bank N.A.	12/18/24	16,646
USD	2,032,295	CHF	1,701,456	UBS AG	12/18/24	4,818
USD	3,877,924	CHF	3,246,613	UBS AG	12/18/24	9,217
USD	425,320	EUR	380,481	Morgan Stanley & Co. International PLC	12/18/24	465
USD	3,604,159	GBP	2,694,000	Citibank N.A.	12/18/24	3,022
USD	1,801,038	GBP	1,347,024	JPMorgan Chase Bank N.A.	12/18/24	437
USD	225,086	JPY	31,527,031	Bank of America N.A.	12/18/24	3,476
USD	409,878	JPY	57,605,436	State Street Bank and Trust Co.	12/18/24	4,958
USD	3,453,242	JPY	485,037,213	UBS AG	12/18/24	43,814
USD	35,057,935	JPY	4,923,879,992	UBS AG	12/18/24	446,949
ZAR	33,715,234	USD	1,864,867	State Street Bank and Trust Co.	12/18/24	73,894
						964,955
USD	159,455	EUR	145,515	Deutsche Bank AG	10/17/24	(2,624)
USD	219,076	EUR	199,940	Deutsche Bank AG	10/17/24	(3,623)
USD	242,167	EUR	221,000	Deutsche Bank AG	10/17/24	(3,989)
USD	457,812	EUR	417,796	Deutsche Bank AG	10/17/24	(7,542)
USD	542,126	EUR	494,718	Deutsche Bank AG	10/17/24	(8,905)
USD	962,669	EUR	873,431	Deutsche Bank AG	10/17/24	(10,185)
USD	187,727	EUR	171,331	UBS AG	10/17/24	(3,107)
USD	190,324	EUR	173,701	UBS AG	10/17/24	(3,150)
USD	369,952	EUR	337,641	UBS AG	10/17/24	(6,122)
USD	419,162	EUR	382,556	UBS AG	10/17/24	(6,940)
USD	1,941,649	EUR	1,772,099	UBS AG	10/17/24	(32,167)
CAD	1,397,355	USD	1,038,716	JPMorgan Chase Bank N.A.	12/18/24	(3,467)
CAD	2,916,755	USD	2,171,482	JPMorgan Chase Bank N.A.	12/18/24	(10,567)
CAD	500,256	USD	371,048	State Street Bank and Trust Co.	12/18/24	(427)
EUR	351,484	USD	393,739	Morgan Stanley & Co. International PLC	12/18/24	(1,263)
EUR	599,662	USD	670,389	Morgan Stanley & Co. International PLC	12/18/24	(791)
EUR	2,486,918	USD	2,778,244	Morgan Stanley & Co. International PLC	12/18/24	(1,289)
EUR	3,231,000	USD	3,609,787	State Street Bank and Trust Co.	12/18/24	(1,972)
EUR	232,364	USD	260,404	UBS AG	12/18/24	(940)
GBP	679,752	USD	909,819	Citibank N.A.	12/18/24	(1,178)
HKD	1,446,195	USD	186,327	State Street Bank and Trust Co.	12/18/24	(102)
JPY	92,320,201	USD	653,555	HSBC Bank PLC	12/18/24	(4,617)
JPY	149,681,304	USD	1,052,210	HSBC Bank PLC	12/18/24	(69)
JPY	525,436,914	USD	3,730,451	Morgan Stanley & Co. International PLC	12/18/24	(37,044)
JPY	68,915,621	USD	497,218	State Street Bank and Trust Co.	12/18/24	(12,795)
JPY	82,307,953	USD	582,017	State Street Bank and Trust Co.	12/18/24	(3,458)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	97,267,434	USD	687,456	State Street Bank and Trust Co.	12/18/24	$ (3,743)
JPY	323,398,164	USD	2,289,395	State Street Bank and Trust Co.	12/18/24	(16,161)
JPY	1,268,811,677	USD	8,942,000	State Street Bank and Trust Co.	12/18/24	(23,256)
MXN	35,762,768	USD	1,798,344	Morgan Stanley & Co. International PLC	12/18/24	(3,253)
USD	5,236,401	AUD	7,852,173	Morgan Stanley & Co. International PLC	12/18/24	(196,492)
USD	1,678,320	BRL	9,600,741	UBS AG	12/18/24	(68,257)
USD	10,564,765	CAD	14,332,527	HSBC Bank PLC	12/18/24	(53,674)
USD	11,323,217	CNH	80,002,465	UBS AG	12/18/24	(159,334)
USD	4,138,766	DKK	27,863,299	Goldman Sachs International	12/18/24	(38,566)
USD	338,545	EUR	303,197	Deutsche Bank AG	12/18/24	(12)
USD	590,066	EUR	529,556	Deutsche Bank AG	12/18/24	(1,249)
USD	791,314	EUR	709,102	Deutsche Bank AG	12/18/24	(487)
USD	966,908	EUR	873,431	Deutsche Bank AG	12/18/24	(8,387)
USD	175,258,832	EUR	158,322,690	JPMorgan Chase Bank N.A.	12/18/24	(1,528,231)
USD	1,809,762	EUR	1,631,785	Morgan Stanley & Co. International PLC	12/18/24	(12,330)
USD	1,442,109	EUR	1,291,615	State Street Bank and Trust Co.	12/18/24	(141)
USD	38,777,886	EUR	35,025,078	State Street Bank and Trust Co.	12/18/24	(331,990)
USD	182,587	GBP	137,979	Barclays Bank PLC	12/18/24	(1,854)
USD	2,230,893	GBP	1,704,703	Deutsche Bank AG	12/18/24	(47,826)
USD	59,807,933	GBP	45,691,080	Deutsche Bank AG	12/18/24	(1,268,474)
USD	279,328	GBP	211,698	State Street Bank and Trust Co.	12/18/24	(3,654)
USD	781,789	GBP	589,970	State Street Bank and Trust Co.	12/18/24	(6,839)
USD	20,833,977	HKD	161,908,428	BNP Paribas SA	12/18/24	(14,826)
USD	1,934,872	IDR	30,029,205,185	JPMorgan Chase Bank N.A.	12/18/24	(36,417)
USD	7,193,000	JPY	1,023,629,859	JPMorgan Chase Bank N.A.	12/18/24	(2,309)
USD	173,797	NOK	1,881,150	Barclays Bank PLC	12/18/24	(4,535)
USD	404,904	SEK	4,178,345	HSBC Bank PLC	12/18/24	(8,081)
USD	1,845,071	SEK	19,039,884	HSBC Bank PLC	12/18/24	(36,819)
USD	987,637	ZAR	17,855,543	Deutsche Bank AG	12/18/24	(39,128)
						(4,084,658)
						$ (3,119,703)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NVIDIA Corp.	427	10/11/24	USD	125.00	USD	5,185	$ 96,715
SPX Volatility Index	104	10/16/24	USD	25.00	USD	174	5,772
Alphabet, Inc., Class C	85	10/18/24	USD	170.00	USD	1,421	20,868
Amazon.com, Inc.	158	10/18/24	USD	185.00	USD	2,944	85,320
Amazon.com, Inc.	240	10/18/24	USD	180.00	USD	4,472	210,600
Apple, Inc.	189	10/18/24	USD	230.00	USD	4,404	121,905
Apple, Inc.	138	10/18/24	USD	225.00	USD	3,215	140,415
Apple, Inc.	473	10/18/24	USD	235.00	USD	11,021	170,280
Broadcom, Inc.	69	10/18/24	USD	180.00	USD	1,190	21,459
ConocoPhillips	297	10/18/24	USD	115.00	USD	3,127	6,089
JPMorgan Chase & Co.	211	10/18/24	USD	220.00	USD	4,449	30,068
JPMorgan Chase & Co.	106	10/18/24	USD	230.00	USD	2,235	2,544
LVMH Moet Hennessy Louis Vuitton SE	44	10/18/24	EUR	690.00	EUR	3,029	54,856
Microsoft Corp.	79	10/18/24	USD	440.00	USD	3,399	30,020
NVIDIA Corp.	213	10/18/24	USD	115.00	USD	2,587	189,037
Shell PLC	177	10/18/24	EUR	32.00	EUR	523	5,320
SPDR S&P 500 ETF Trust	705	10/18/24	USD	575.00	USD	40,450	455,782
SPDR S&P Oil & Gas Exploration & Production ETF	83	10/18/24	USD	150.00	USD	1,092	1,079
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	80	10/18/24	USD	175.00	USD	1,389	56,400
Tesla, Inc.	211	10/18/24	USD	275.00	USD	5,520	262,167
Walmart, Inc.	298	10/18/24	USD	80.00	USD	2,406	56,322
Walt Disney Co.	220	10/18/24	USD	110.00	USD	2,116	1,650
Western Digital Corp.	53	10/18/24	USD	75.00	USD	362	1,961
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Apple, Inc.	472	10/25/24	USD	240.00	USD	10,998	$ 114,932
SPDR S&P 500 ETF Trust	1,063	10/25/24	USD	580.00	USD	60,991	540,535
SPDR S&P 500 ETF Trust	316	11/01/24	USD	580.00	USD	18,131	206,032
Apple, Inc.	447	11/15/24	USD	225.00	USD	10,415	632,505
Boston Scientific Corp.	146	11/15/24	USD	85.00	USD	1,223	38,690
D.R. Horton, Inc.	79	11/15/24	USD	200.00	USD	1,507	49,770
Edwards Lifesciences Corp.	220	11/15/24	USD	72.50	USD	1,452	37,950
Fifth Third Bancorp.	119	11/15/24	USD	43.00	USD	510	23,800
Freeport-McMoRan, Inc.	397	11/15/24	USD	55.00	USD	1,982	40,692
Hewlett Packard Enterprise Co.	95	11/15/24	USD	22.00	USD	194	4,988
Home Depot, Inc.	18	11/15/24	USD	390.00	USD	729	43,875
Humana, Inc.	47	11/15/24	USD	395.00	USD	1,489	18,330
JPMorgan Chase & Co.	71	11/15/24	USD	215.00	USD	1,497	41,890
Mastercard, Inc., Class A	40	11/15/24	USD	510.00	USD	1,975	36,200
Meta Platforms, Inc., Class A	132	11/15/24	USD	590.00	USD	7,556	357,060
Micron Technology, Inc.	526	11/15/24	USD	115.00	USD	5,455	147,017
Oracle Corp.	159	11/15/24	USD	180.00	USD	2,709	37,047
SPDR Gold Shares	262	11/15/24	USD	255.00	USD	6,368	61,046
Trane Technologies PLC	48	11/15/24	USD	400.00	USD	1,866	59,040
Unit Group, Inc.	84	11/15/24	USD	6.00	USD	47	3,780
Unit Group, Inc.	81	11/15/24	USD	7.00	USD	46	1,418
Walmart, Inc.	315	11/15/24	USD	80.00	USD	2,544	95,287
Western Digital Corp.	57	11/15/24	USD	82.50	USD	389	4,019
Bank of America Corp.	89	12/20/24	USD	41.00	USD	353	12,816
Capital One Financial Corp.	47	12/20/24	USD	155.00	USD	704	34,545
Carrier Global Corp.	334	12/20/24	USD	85.00	USD	2,688	93,520
Costco Wholesale Corp.	22	12/20/24	USD	940.00	USD	1,950	46,860
Home Depot, Inc.	31	12/20/24	USD	400.00	USD	1,256	66,650
iShares China Large-Cap ETF	1,082	12/20/24	USD	34.00	USD	3,439	139,037
Meta Platforms, Inc., Class A	147	12/20/24	USD	600.00	USD	8,415	435,120
NVIDIA Corp.	213	12/20/24	USD	120.00	USD	2,587	284,355
NVIDIA Corp.	59	12/20/24	USD	130.00	USD	716	53,100
Paramount Global, Class B	80	12/20/24	USD	15.00	USD	85	160
Fifth Third Bancorp.	158	01/17/25	USD	45.00	USD	677	28,835
Paramount Global, Class B	80	01/17/25	USD	15.00	USD	85	280
Sabre Corp.	140	01/17/25	USD	5.00	USD	51	2,520
Shell PLC, ADR	160	01/17/25	USD	67.50	USD	1,055	37,600
							5,857,930
Put
Alphabet, Inc., Class C	261	10/18/24	USD	155.00	USD	4,364	13,442
Merck & Co., Inc.	329	10/18/24	USD	110.00	USD	3,736	22,043
SPDR S&P 500 ETF Trust	413	10/18/24	USD	550.00	USD	23,696	65,667
SPDR S&P 500 ETF Trust	81	10/18/24	USD	555.00	USD	4,647	16,767
SPDR S&P 500 ETF Trust	188	10/18/24	USD	545.00	USD	10,787	23,312
SPDR S&P 500 ETF Trust	418	11/15/24	USD	560.00	USD	23,983	300,333
							441,564
							$ 6,299,494
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
EUR Currency	Down-and-out	Goldman Sachs International	10/07/24	USD	1.07	USD	1.01	EUR	4,119	$ 18

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
S&P 500 Index	UBS AG	1,994	10/18/24	USD	5,400.00	USD	11,490	$ 16,765
S&P 500 Index	UBS AG	623	11/15/24	USD	5,450.00	USD	3,590	26,435
								$ 43,200
OTC Credit Default Swaptions Purchased
	Paid by the Trust	Received by the Trust
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/29	5.00%	ITRAXX.XO.41.V1	Quarterly	Citibank N.A.	10/16/24	—	EUR 325.00	EUR	10,347	$ 9,309
Bought Protection on 5-Year Credit Default Swap, 06/20/29	5.00%	CDX.NA.HY.42.V1	Quarterly	Bank of America N.A.	10/16/24	—	USD 101.50	USD	2,270	596
										$ 9,905

(a)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/10/34	1-Day SOFR, 4.96%	Annual	3.66%	Annual	Nomura International, Inc.	10/08/24	3.66%	USD	8,496	$ 235,813
5-Year Interest Rate Swap, 10/10/29	1-Day SOFR, 4.96%	Annual	3.66%	Annual	Nomura International, Inc.	10/08/24	3.66	USD	12,615	229,302
10-Year Interest Rate Swap, 10/25/34	1-Day SOFR, 4.96%	Annual	3.75%	Annual	Citibank N.A.	10/23/24	3.75	USD	19,535	706,640
2-Year Interest Rate Swap, 10/26/26	1-Day SOFR, 4.96%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	10/24/24	4.00	USD	39,747	462,440
5-Year Interest Rate Swap, 12/19/29	6-mo. EURIBOR, 3.11%	Semi-Annual	2.05%	Annual	JPMorgan Chase Bank N.A.	12/17/24	2.05	EUR	11,581	56,551
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 4.96%	Annual	3.60%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.60	USD	12,469	259,824
5-Year Interest Rate Swap, 12/19/29	1-Day SOFR, 4.96%	Annual	3.60%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.60	USD	12,472	259,867
10-Year Interest Rate Swap, 01/25/35	1-Day SOFR, 4.96%	Annual	3.00%	Annual	Goldman Sachs International	01/23/25	3.00	USD	25,257	222,418
										$ 2,432,855
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
NVIDIA Corp.	427	10/11/24	USD	140.00	USD	5,185	$ (5,765)
SPX Volatility Index	104	10/16/24	USD	40.00	USD	174	(2,600)
Adobe, Inc.	20	10/18/24	USD	560.00	USD	1,036	(2,260)
Alphabet, Inc., Class C	109	10/18/24	USD	175.00	USD	1,822	(10,900)
Amazon.com, Inc.	92	10/18/24	USD	205.00	USD	1,714	(2,208)
Amazon.com, Inc.	126	10/18/24	USD	200.00	USD	2,348	(7,434)
Apple, Inc.	78	10/18/24	USD	240.00	USD	1,817	(13,455)
Applied Materials, Inc.	49	10/18/24	USD	210.00	USD	990	(21,560)
Autodesk, Inc.	34	10/18/24	USD	290.00	USD	937	(3,740)
Autodesk, Inc.	22	10/18/24	USD	285.00	USD	606	(4,565)
Bank of America Corp.	452	10/18/24	USD	42.00	USD	1,794	(12,430)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Broadcom, Inc.	55	10/18/24	USD	190.00	USD	949	$ (5,335)
Charles Schwab Corp.	144	10/18/24	USD	70.00	USD	933	(9,576)
Charles Schwab Corp.	90	10/18/24	USD	72.50	USD	583	(2,790)
Chevron Corp.	64	10/18/24	USD	150.00	USD	943	(11,200)
ConocoPhillips	86	10/18/24	USD	110.00	USD	905	(7,482)
Costco Wholesale Corp.	10	10/18/24	USD	990.00	USD	887	(525)
Costco Wholesale Corp.	9	10/18/24	USD	1,000.00	USD	798	(432)
Danaher Corp.	32	10/18/24	USD	290.00	USD	890	(4,240)
Delta Air Lines, Inc.	198	10/18/24	USD	50.00	USD	1,006	(43,857)
Eli Lilly & Co.	10	10/18/24	USD	1,000.00	USD	886	(830)
Eli Lilly & Co.	7	10/18/24	USD	990.00	USD	620	(872)
Freeport-McMoRan, Inc.	160	10/18/24	USD	50.00	USD	799	(22,960)
Freeport-McMoRan, Inc.	210	10/18/24	USD	47.00	USD	1,048	(82,950)
Goldman Sachs Group, Inc.	20	10/18/24	USD	525.00	USD	990	(5,960)
Goldman Sachs Group, Inc.	20	10/18/24	USD	535.00	USD	990	(3,400)
Intuitive Surgical, Inc.	19	10/18/24	USD	540.00	USD	933	(5,035)
Intuitive Surgical, Inc.	11	10/18/24	USD	535.00	USD	540	(3,300)
JPMorgan Chase & Co.	52	10/18/24	USD	225.00	USD	1,096	(3,250)
Meta Platforms, Inc., Class A	16	10/18/24	USD	620.00	USD	916	(2,744)
Microsoft Corp.	85	10/18/24	USD	460.00	USD	3,658	(4,208)
Oracle Corp.	72	10/18/24	USD	175.00	USD	1,227	(10,224)
ServiceNow, Inc.	10	10/18/24	USD	960.00	USD	894	(3,475)
ServiceNow, Inc.	6	10/18/24	USD	1,000.00	USD	537	(435)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	80	10/18/24	USD	195.00	USD	1,389	(10,920)
Tesla, Inc.	211	10/18/24	USD	305.00	USD	5,520	(104,445)
Thermo Fisher Scientific, Inc.	15	10/18/24	USD	650.00	USD	928	(3,488)
Trane Technologies PLC	24	10/18/24	USD	400.00	USD	933	(9,600)
UnitedHealth Group, Inc.	27	10/18/24	USD	620.00	USD	1,579	(11,542)
UnitedHealth Group, Inc.	28	10/18/24	USD	640.00	USD	1,637	(5,852)
Valero Energy Corp.	67	10/18/24	USD	145.00	USD	905	(6,432)
Vista Energy Corp.	106	10/18/24	USD	100.00	USD	1,257	(204,580)
Walt Disney Co.	99	10/18/24	USD	100.00	USD	952	(7,128)
Wells Fargo & Co.	170	10/18/24	USD	60.00	USD	960	(8,755)
Apple, Inc.	472	10/25/24	USD	260.00	USD	10,998	(6,608)
Adobe, Inc.	10	11/15/24	USD	570.00	USD	518	(4,200)
Alphabet, Inc., Class C	54	11/15/24	USD	180.00	USD	903	(15,093)
Amazon.com, Inc.	240	11/15/24	USD	205.00	USD	4,472	(73,200)
Amazon.com, Inc.	62	11/15/24	USD	215.00	USD	1,155	(8,804)
Apple, Inc.	447	11/15/24	USD	245.00	USD	10,415	(176,565)
Apple, Inc.	40	11/15/24	USD	250.00	USD	932	(10,440)
Autodesk, Inc.	11	11/15/24	USD	290.00	USD	303	(4,950)
Bank of America Corp.	111	11/15/24	USD	44.00	USD	440	(3,552)
Broadcom, Inc.	27	11/15/24	USD	210.00	USD	466	(3,132)
Costco Wholesale Corp.	5	11/15/24	USD	1,000.00	USD	443	(1,260)
Danaher Corp.	12	11/15/24	USD	290.00	USD	334	(7,320)
Delta Air Lines, Inc.	45	11/15/24	USD	55.00	USD	229	(5,558)
Edwards Lifesciences Corp.	220	11/15/24	USD	80.00	USD	1,452	(12,650)
Eli Lilly & Co.	3	11/15/24	USD	1,060.00	USD	266	(1,620)
Goldman Sachs Group, Inc.	10	11/15/24	USD	540.00	USD	495	(5,675)
JPMorgan Chase & Co.	26	11/15/24	USD	230.00	USD	548	(4,225)
Meta Platforms, Inc., Class A	132	11/15/24	USD	680.00	USD	7,556	(67,320)
Meta Platforms, Inc., Class A	8	11/15/24	USD	650.00	USD	458	(7,460)
Micron Technology, Inc.	526	11/15/24	USD	140.00	USD	5,455	(18,147)
Microsoft Corp.	31	11/15/24	USD	475.00	USD	1,334	(9,145)
NVIDIA Corp.	467	11/15/24	USD	155.00	USD	5,671	(36,893)
NVIDIA Corp.	213	11/15/24	USD	135.00	USD	2,587	(77,745)
NVIDIA Corp.	109	11/15/24	USD	150.00	USD	1,324	(12,698)
NVIDIA Corp.	154	11/15/24	USD	145.00	USD	1,870	(27,104)
Oracle Corp.	35	11/15/24	USD	185.00	USD	596	(4,655)
ServiceNow, Inc.	3	11/15/24	USD	1,020.00	USD	268	(3,120)
SPDR Gold Shares	262	11/15/24	USD	270.00	USD	6,368	(14,541)
Thermo Fisher Scientific, Inc.	4	11/15/24	USD	660.00	USD	247	(3,080)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Trane Technologies PLC	12	11/15/24	USD	440.00	USD	466	$ (2,190)
UnitedHealth Group, Inc.	14	11/15/24	USD	640.00	USD	819	(10,185)
Vista Energy Corp.	21	11/15/24	USD	150.00	USD	249	(3,990)
Walmart, Inc.	315	11/15/24	USD	85.00	USD	2,544	(29,137)
Walt Disney Co.	22	11/15/24	USD	105.00	USD	212	(3,652)
Wells Fargo & Co.	86	11/15/24	USD	60.00	USD	486	(10,277)
Adobe, Inc.	21	12/20/24	USD	605.00	USD	1,087	(12,547)
Alphabet, Inc., Class C	108	12/20/24	USD	190.00	USD	1,806	(22,572)
Amazon.com, Inc.	93	12/20/24	USD	220.00	USD	1,733	(17,809)
Amazon.com, Inc.	76	12/20/24	USD	215.00	USD	1,416	(19,836)
Apple, Inc.	79	12/20/24	USD	255.00	USD	1,841	(23,976)
Autodesk, Inc.	22	12/20/24	USD	310.00	USD	606	(8,580)
Bank of America Corp.	221	12/20/24	USD	45.00	USD	877	(7,956)
Broadcom, Inc.	54	12/20/24	USD	210.00	USD	932	(17,280)
Cameco Corp.	123	12/20/24	USD	60.00	USD	587	(10,578)
Charles Schwab Corp.	91	12/20/24	USD	75.00	USD	590	(7,280)
Chevron Corp.	56	12/20/24	USD	165.00	USD	825	(6,580)
Costco Wholesale Corp.	9	12/20/24	USD	1,040.00	USD	798	(3,780)
Danaher Corp.	23	12/20/24	USD	310.00	USD	639	(6,095)
Delta Air Lines, Inc.	93	12/20/24	USD	55.00	USD	472	(18,042)
Eli Lilly & Co.	6	12/20/24	USD	1,060.00	USD	532	(7,500)
Freeport-McMoRan, Inc.	152	12/20/24	USD	60.00	USD	759	(11,552)
Goldman Sachs Group, Inc.	21	12/20/24	USD	570.00	USD	1,040	(7,298)
iShares China Large-Cap ETF	1,082	12/20/24	USD	38.00	USD	3,439	(52,477)
JPMorgan Chase & Co.	52	12/20/24	USD	240.00	USD	1,096	(6,266)
Mastercard, Inc., Class A	25	12/20/24	USD	540.00	USD	1,235	(10,250)
Meta Platforms, Inc., Class A	16	12/20/24	USD	650.00	USD	916	(22,960)
Meta Platforms, Inc., Class A	132	12/20/24	USD	700.00	USD	7,556	(84,480)
Microsoft Corp.	42	12/20/24	USD	480.00	USD	1,807	(17,850)
NextEra Energy, Inc.	109	12/20/24	USD	95.00	USD	921	(14,715)
NVIDIA Corp.	148	12/20/24	USD	150.00	USD	1,797	(54,020)
Oracle Corp.	71	12/20/24	USD	190.00	USD	1,210	(22,187)
Progressive Corp.	59	12/20/24	USD	290.00	USD	1,497	(13,275)
ServiceNow, Inc.	6	12/20/24	USD	1,060.00	USD	537	(7,380)
Thermo Fisher Scientific, Inc.	8	12/20/24	USD	680.00	USD	495	(5,840)
Trane Technologies PLC	24	12/20/24	USD	440.00	USD	933	(11,280)
UnitedHealth Group, Inc.	27	12/20/24	USD	640.00	USD	1,579	(30,712)
Valero Energy Corp.	33	12/20/24	USD	155.00	USD	446	(7,903)
Vista Energy Corp.	43	12/20/24	USD	150.00	USD	510	(17,200)
Walmart, Inc.	163	12/20/24	USD	90.00	USD	1,316	(13,366)
Walt Disney Co.	44	12/20/24	USD	105.00	USD	423	(9,944)
Wells Fargo & Co.	170	12/20/24	USD	62.50	USD	960	(17,935)
							(2,010,231)
Put
ConocoPhillips	186	10/18/24	USD	100.00	USD	1,958	(12,648)
JPMorgan Chase & Co.	263	10/18/24	USD	190.00	USD	5,546	(13,939)
LVMH Moet Hennessy Louis Vuitton SE	20	10/18/24	EUR	590.00	EUR	1,377	(2,048)
Shell PLC	177	10/18/24	EUR	30.00	EUR	523	(6,699)
SPDR S&P 500 ETF Trust	81	10/18/24	USD	510.00	USD	4,647	(3,119)
SPDR S&P 500 ETF Trust	188	10/18/24	USD	505.00	USD	10,787	(6,580)
Walt Disney Co.	220	10/18/24	USD	90.00	USD	2,116	(6,710)
Apple, Inc.	315	10/25/24	USD	195.00	USD	7,340	(7,403)
Boston Scientific Corp.	146	11/15/24	USD	72.50	USD	1,223	(5,110)
D.R. Horton, Inc.	79	11/15/24	USD	170.00	USD	1,507	(22,515)
Edwards Lifesciences Corp.	220	11/15/24	USD	60.00	USD	1,452	(26,400)
Fifth Third Bancorp.	119	11/15/24	USD	37.00	USD	510	(4,760)
Home Depot, Inc.	18	11/15/24	USD	350.00	USD	729	(3,186)
JPMorgan Chase & Co.	71	11/15/24	USD	185.00	USD	1,497	(9,301)
Meta Platforms, Inc., Class A	132	11/15/24	USD	480.00	USD	7,556	(72,930)
Micron Technology, Inc.	526	11/15/24	USD	95.00	USD	5,455	(145,702)
SPDR S&P 500 ETF Trust	835	11/15/24	USD	480.00	USD	47,909	(78,490)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
SPDR S&P 500 ETF Trust	158	11/15/24	USD	500.00	USD	9,065	$ (22,120)
Trane Technologies PLC	48	11/15/24	USD	350.00	USD	1,866	(20,160)
Bank of America Corp.	89	12/20/24	USD	36.00	USD	353	(6,008)
Capital One Financial Corp.	47	12/20/24	USD	130.00	USD	704	(12,690)
Carrier Global Corp.	167	12/20/24	USD	67.50	USD	1,344	(11,690)
Costco Wholesale Corp.	22	12/20/24	USD	820.00	USD	1,950	(30,360)
Home Depot, Inc.	31	12/20/24	USD	345.00	USD	1,256	(6,650)
iShares China Large-Cap ETF	1,082	12/20/24	USD	28.00	USD	3,439	(63,838)
Meta Platforms, Inc., Class A	147	12/20/24	USD	470.00	USD	8,415	(102,165)
NVIDIA Corp.	59	12/20/24	USD	100.00	USD	716	(20,207)
Fifth Third Bancorp.	158	01/17/25	USD	37.00	USD	677	(11,850)
Humana, Inc.	47	01/17/25	USD	310.00	USD	1,489	(113,740)
Shell PLC, ADR	160	01/17/25	USD	57.50	USD	1,055	(11,200)
							(860,218)
							$ (2,870,449)
OTC Credit Default Swaptions Written
	Paid by the Trust	Received by the Trust
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/29	1-Day SOFR	4.00%	Quarterly	Citibank N.A.	10/16/24	N/R	EUR 400.00	EUR	10,347	$ (3,765)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 10/10/34	3.16%	Annual	1-Day SOFR, 4.96%	Annual	Nomura International, Inc.	10/08/24	3.16%	USD	8,496	$ (4,504)
5-Year Interest Rate Swap, 10/10/29	3.16%	Annual	1-Day SOFR, 4.96%	Annual	Nomura International, Inc.	10/08/24	3.16	USD	12,615	(12,726)
10-Year Interest Rate Swap, 10/25/34	3.15%	Annual	1-Day SOFR, 4.96%	Annual	Citibank N.A.	10/23/24	3.15	USD	19,535	(47,949)
2-Year Interest Rate Swap, 10/26/26	3.30%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	10/24/24	3.30	USD	39,747	(56,126)
5-Year Interest Rate Swap, 10/27/29	3.30%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	10/25/24	3.30	USD	14,459	(89,286)
2-Year Interest Rate Swap, 11/08/26	3.05%	Annual	1-Day SOFR, 4.96%	Annual	Citibank N.A.	11/06/24	3.05	USD	22,880	(18,989)
5-Year Interest Rate Swap, 11/08/29	2.80%	Annual	1-Day SOFR, 4.96%	Annual	Citibank N.A.	11/06/24	2.80	USD	11,440	(9,540)
5-Year Interest Rate Swap, 11/27/29	2.65%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	11/25/24	2.65	USD	21,572	(21,840)
5-Year Interest Rate Swap, 12/05/29	2.90%	Annual	1-Day SOFR, 4.96%	Annual	Nomura International, Inc.	12/03/24	2.90	USD	11,642	(36,093)
5-Year Interest Rate Swap, 12/06/29	2.90%	Annual	1-Day SOFR, 4.96%	Annual	Deutsche Bank AG	12/04/24	2.90	USD	5,944	(18,815)
2-Year Interest Rate Swap, 12/19/26	2.60%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	12/17/24	2.60	USD	23,162	(18,068)
5-Year Interest Rate Swap, 12/19/29	3.20%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.20	USD	12,470	(112,017)
5-Year Interest Rate Swap, 12/19/29	3.20%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.20	USD	12,472	(112,036)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaptions Written (continued)
	Paid by the Trust		Received by the Trust
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
2-Year Interest Rate Swap, 01/18/27	3.20%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	01/16/25	3.20%	USD	24,835	$ (114,616)
2-Year Interest Rate Swap, 01/18/27	3.20%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.20	USD	11,605	(53,559)
2-Year Interest Rate Swap, 01/18/27	3.20%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.20	USD	11,605	(53,559)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	01/16/25	3.00	USD	12,417	(89,207)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.00	USD	6,034	(43,350)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.00	USD	6,034	(43,350)
10-Year Interest Rate Swap, 01/25/35	2.25%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	01/23/25	2.25	USD	25,257	(23,475)
5-Year Interest Rate Swap, 01/26/30	3.15%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	01/24/25	3.15	USD	14,779	(153,940)
1-Year Interest Rate Swap, 02/12/26	3.15%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	02/10/25	3.15	USD	67,046	(131,617)
5-Year Interest Rate Swap, 02/16/30	3.23%	Annual	1-Day SOFR, 4.96%	Annual	Goldman Sachs International	02/14/25	3.23	USD	14,200	(186,633)
5-Year Interest Rate Swap, 02/22/30	2.70%	Annual	1-Day SOFR, 4.96%	Annual	Deutsche Bank AG	02/20/25	2.70	USD	48,233	(224,015)
10-Year Interest Rate Swap, 03/27/35	2.75%	Annual	1-Day SOFR, 4.96%	Annual	JPMorgan Chase Bank N.A.	03/25/25	2.75	USD	10,876	(75,638)
										(1,750,948)
Put
5-Year Interest Rate Swap, 11/09/29	1-Day SOFR, 4.96%	Annual	3.90%	Annual	Deutsche Bank AG	11/07/24	3.90	USD	16,779	(2,558)
10-Year Interest Rate Swap, 12/25/34	1-Day SOFR, 4.96%	Annual	3.67%	Annual	Deutsche Bank AG	12/23/24	3.67	USD	11,326	(59,994)
10-Year Interest Rate Swap, 12/25/34	1-Day SOFR, 4.96%	Annual	3.67%	Annual	Deutsche Bank AG	12/23/24	3.67	USD	5,468	(28,965)
2-Year Interest Rate Swap, 01/19/27	1-Day SOFR, 4.96%	Annual	4.30%	Annual	Deutsche Bank AG	01/17/25	4.30	USD	24,765	(4,732)
5-Year Interest Rate Swap, 01/19/30	1-Day SOFR, 4.96%	Annual	4.00%	Annual	Deutsche Bank AG	01/17/25	4.00	USD	10,878	(13,121)
5-Year Interest Rate Swap, 02/16/30	1-Day SOFR, 4.96%	Annual	3.23%	Annual	Goldman Sachs International	02/14/25	3.22	USD	14,200	(148,511)
5-Year Interest Rate Swap, 02/22/30	1-Day SOFR, 4.96%	Annual	3.90%	Annual	Deutsche Bank AG	02/20/25	3.90	USD	24,116	(55,123)
10-Year Interest Rate Swap, 03/26/35	1-Day SOFR, 4.96%	Annual	3.75%	Annual	Deutsche Bank AG	03/24/25	3.75	USD	5,468	(49,193)
10-Year Interest Rate Swap, 03/27/35	1-Day SOFR, 4.96%	Annual	3.75%	Annual	JPMorgan Chase Bank N.A.	03/25/25	3.75	USD	10,876	(98,303)
2-Year Interest Rate Swap, 06/15/27	1-Day SOFR, 4.96%	Annual	4.60%	Annual	Morgan Stanley & Co. International PLC	06/13/25	4.60	USD	24,568	(12,219)
5-Year Interest Rate Swap, 06/22/30	1-Day SOFR, 4.96%	Annual	4.40%	Annual	Goldman Sachs International	06/20/25	4.40	USD	12,716	(25,055)
5-Year Interest Rate Swap, 06/29/30	1-Day SOFR, 4.96%	Annual	4.55%	Annual	Morgan Stanley & Co. International PLC	06/27/25	4.55	USD	15,030	(24,087)
										(521,861)
										$ (2,272,809)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.38.V2	5.00%	Quarterly	12/20/27	EUR	4,590	$ (467,465)	$ 57,728	$ (525,193)
iTraxx.EUR.40.V1	1.00	Quarterly	12/20/28	EUR	177	(4,067)	(3,215)	(852)
iTraxx.XO.40.V1	5.00	Quarterly	12/20/28	EUR	4,844	(425,416)	(340,556)	(84,860)
CDX.NA.HY.42.V1	5.00	Quarterly	06/20/29	USD	195	(15,436)	(12,031)	(3,405)
						$ (912,384)	$ (298,074)	$ (614,310)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.34.V3	5.00%	Quarterly	12/20/25	C	EUR	33,645	$ 1,621,939	$ 1,034,612	$ 587,327
iTraxx.XO.35.V2	5.00	Quarterly	06/20/26	CCC-	EUR	1,421	91,707	86,708	4,999
CDX.NA.HY.41.V2	5.00	Quarterly	12/20/28	B-	USD	3,367	265,006	87,983	177,023
iTraxx.XO.41.V1	5.00	Quarterly	06/20/29	B	EUR	2,626	273,341	175,809	97,532
							$ 2,251,993	$ 1,385,112	$ 866,881

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 4.96%	At Termination	5.45%	At Termination	N/A	10/02/24	USD	174,570	$ (9,243)	$ 20	$ (9,263)
28-Day MXIBTIIE, 10.74%	Monthly	9.78%	Monthly	N/A	02/04/25	MXN	48,743	(7,489)	(1)	(7,488)
28-Day MXIBTIIE, 10.74%	Monthly	9.79%	Monthly	N/A	02/04/25	MXN	24,371	(3,697)	—	(3,697)
28-Day MXIBTIIE, 10.74%	Monthly	9.80%	Monthly	N/A	02/04/25	MXN	24,371	(3,625)	—	(3,625)
28-Day MXIBTIIE, 10.74%	Monthly	9.95%	Monthly	N/A	02/07/25	MXN	550,963	(63,352)	16	(63,368)
1-Day SOFR, 4.96%	Annual	5.00%	Annual	N/A	10/02/25	USD	169,290	1,124,352	14,557	1,109,795
0.28%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	N/A	03/09/26	JPY	2,893,937	19,147	67	19,080
1-Day SOFR, 4.96%	Annual	4.40%	Annual	N/A	04/08/26	USD	43,825	306,367	150	306,217
1-Day SOFR, 4.96%	Annual	4.45%	Annual	N/A	04/09/26	USD	16,044	128,901	55	128,846
1-Day SOFR, 4.96%	Annual	4.05%	Annual	N/A	04/18/26	USD	25,216	21,913	88	21,825
1-Day SOFR, 4.96%	Annual	4.30%	Annual	N/A	04/24/26	USD	30,249	184,382	106	184,276
1-Day SOFR, 4.96%	Annual	4.50%	Annual	N/A	05/08/26	USD	25,254	275,802	91	275,711
1-Day SOFR, 4.96%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,267	145,774	45	145,729
4.69%	Annual	1-Day SOFR, 4.96%	Annual	N/A	10/02/26	USD	115,533	(1,860,670)	(16,805)	(1,843,865)
1-Day SOFR, 4.96%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	19,696	215,512	36	215,476
1-Day SOFR, 4.96%	At Termination	4.21%	At Termination	10/27/25 (a)	10/27/26	USD	39,419	447,395	72	447,323
1-Day SOFR, 4.96%	Annual	3.47%	Annual	03/10/25 (a)	03/10/27	USD	9,910	63,824	44	63,780
1-Day MIBOR, 6.76%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/27	INR	1,186,669	90,679	94	90,585
1-Day SOFR, 4.96%	Annual	4.10%	Annual	05/30/25 (a)	05/30/27	USD	30,153	585,523	135	585,388
1-Day SOFR, 4.96%	Annual	4.15%	Annual	05/30/25 (a)	05/30/27	USD	30,153	613,855	143	613,712
1-Day SOFR, 4.96%	Annual	3.30%	Annual	10/23/25 (a)	10/23/27	USD	7,036	34,868	32	34,836
1-Day SOFR, 4.96%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	10,250	222,867	47	222,820
1-Day SOFR, 4.96%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	4,880	80,707	22	80,685
1-Day SOFR, 4.96%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	4,880	83,430	22	83,408
1-Day SOFR, 4.96%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	9,761	173,214	44	173,170
1-Day SOFR, 4.96%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	19,787	382,491	90	382,401
1-Day SOFR, 4.96%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	20,267	313,094	92	313,002
1-Day SOFR, 4.96%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	27,289	224,041	118	223,923
3.45%	Annual	1-Day SOFR, 4.96%	Annual	01/26/26 (a)	01/26/28	USD	24,493	(184,834)	106	(184,940)
1-Day SOFR, 4.96%	Annual	4.00%	Annual	01/26/26 (a)	01/26/28	USD	24,493	433,606	106	433,500
3.27%	Annual	1-Day SOFR, 4.96%	Annual	02/05/26 (a)	02/05/28	USD	24,747	(105,969)	107	(106,076)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-Day SOFR, 4.96%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	24,747	$ 380,658	$ 107	$ 380,551
1-Day SONIA, 4.95%	At Termination	3.18%	At Termination	02/10/27 (a)	02/10/28	GBP	85,657	(252,378)	524	(252,902)
1-Day SONIA, 4.95%	Annual	4.86%	Annual	N/A	06/20/28	GBP	6,480	337,967	(14)	337,981
28-Day MXIBTIIE, 10.74%	Monthly	9.13%	Monthly	N/A	08/15/28	MXN	104,580	87,334	45	87,289
1-Day SOFR, 4.96%	Annual	4.42%	Annual	N/A	10/02/28	USD	81,301	2,658,716	15,786	2,642,930
1-Day SOFR, 4.96%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,191	440,573	104	440,469
1-Day SONIA, 4.95%	Annual	4.12%	Annual	N/A	11/17/28	GBP	6,091	61,501	247	61,254
1-Day SONIA, 4.95%	Annual	4.12%	Annual	N/A	11/21/28	GBP	6,085	63,324	250	63,074
1-Day SOFR, 4.96%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	21,232	60,679	97	60,582
6-mo. EURIBOR, 3.11%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	15,660	815,664	149	815,515
1-Day MIBOR, 6.76%	Semi-Annual	6.26%	Semi-Annual	N/A	03/20/29	INR	339,246	37,011	46	36,965
1-Day MIBOR, 6.76%	Semi-Annual	6.30%	Semi-Annual	N/A	03/20/29	INR	414,634	52,513	56	52,457
1-Day SOFR, 4.96%	Annual	3.79%	Annual	N/A	03/29/29	USD	35,313	487,430	289	487,141
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	04/08/29	USD	21,208	514,069	180	513,889
1-Day SOFR, 4.96%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,044	427,021	136	426,885
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,216	625,885	215	625,670
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,604	317,344	108	317,236
6-mo. EURIBOR, 3.11%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	17,653	583,075	170	582,905
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,231	653,812	217	653,595
6-mo. EURIBOR, 3.11%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	12,874	370,745	129	370,616
0.02%	Annual	6-mo. EURIBOR, 3.11%	Semi-Annual	N/A	08/26/31	EUR	9,317	1,520,612	140	1,520,472
1-Day ESTR, 1,503.48%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	7,414	37,160	104	37,056
1-Day SOFR, 4.96%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	13,769	(88,465)	127	(88,592)
1-Day SOFR, 4.96%	Annual	4.31%	Annual	N/A	09/29/33	USD	121,626	9,595,170	9,677	9,585,493
4.40%	Annual	1-Day SOFR, 4.96%	Annual	N/A	11/01/33	USD	11,317	(867,339)	174	(867,513)
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	01/12/34	USD	9,940	450,187	148	450,039
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,863	130,384	43	130,341
1-Day MIBOR, 6.76%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/34	INR	218,262	46,754	45	46,709
1-Day MIBOR, 6.76%	Semi-Annual	6.35%	Semi-Annual	N/A	03/20/34	INR	218,262	48,595	45	48,550
3.46%	Annual	1-Day SOFR, 4.96%	Annual	12/15/26 (a)	12/15/36	USD	4,853	(43,106)	80	(43,186)
4.25%	Annual	1-Day SOFR, 4.96%	Annual	N/A	09/29/43	USD	1,467	(169,270)	970	(170,240)
4.03%	Annual	1-Day SOFR, 4.96%	Annual	N/A	09/29/53	USD	30,617	(4,063,091)	9,527	(4,072,618)
3.65%	Annual	1-Day SOFR, 4.96%	Annual	N/A	11/03/53	USD	5,251	(247,921)	166	(248,087)
1-Day SOFR, 4.96%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,251	605,021	166	604,855
								$ 19,610,499	$ 39,952	$ 19,570,547

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Trust		Received by the Trust		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	1,425	$ 57,615	$ 30	$ 57,585
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	95	$ (956)	$ (248)	$ (708)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,700	(80,812)	100,679	(181,491)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	2,160	(47,176)	56,775	(103,951)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	800	7,308	(3,349)	10,657
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	10	1,231	1,044	187
Xerox Corp.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	USD	30	3,695	3,130	565
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Boeing, Co.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	800	$ 11,679	$ 9,136	$ 2,543
Republic of Panama	1.00	Quarterly	Citibank N.A.	12/20/29	USD	300	8,409	9,758	(1,349)
TIM S.p.A.	1.00	Quarterly	Goldman Sachs International	12/20/29	EUR	380	17,414	19,466	(2,052)
							$ (79,208)	$ 196,391	$ (275,599)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB	USD	642	$ 35,210	$ 14,352	$ 20,858

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BZDIOVER, 0.04%	At Termination	12.81%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/02/25	BRL	143,165	$ 479,157	$ —	$ 479,157
1-Day BZDIOVER, 0.04%	At Termination	13.18%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,385	35,684	—	35,684
1-Day BZDIOVER, 0.04%	At Termination	13.21%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	7,381	36,510	—	36,510
1-Day BZDIOVER, 0.04%	At Termination	13.25%	At Termination	Citibank N.A.	N/A	01/02/25	BRL	3,883	19,798	—	19,798
China Fixing Repo Rates 7-Day, 2.40%	Quarterly	2.60%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/15/26	CNY	157,107	426,182	—	426,182
1-Day BZDIOVER, 0.04%	At Termination	10.06%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	14,158	(174,804)	—	(174,804)
1-Day BZDIOVER, 0.04%	At Termination	10.03%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	12,635	(158,100)	—	(158,100)
1-Day BZDIOVER, 0.04%	At Termination	10.14%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	13,441	(162,881)	—	(162,881)
1-Day BZDIOVER, 0.04%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	96	(1,150)	—	(1,150)
1-Day BZDIOVER, 0.04%	At Termination	10.16%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	17,910	(214,772)	—	(214,772)
1-Day BZDIOVER, 0.04%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	17,183	(205,791)	—	(205,791)
1-Day BZDIOVER, 0.04%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	29,050	(302,814)	—	(302,814)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

OTC Interest Rate Swaps (continued)
Paid by the Trust		Received by the Trust
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BZDIOVER, 0.04%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	14,191	$ (181,740)	$ —	$ (181,740)
1-Day BZDIOVER, 0.04%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	14,578	(181,847)	—	(181,847)
1-Day BZDIOVER, 0.04%	At Termination	10.03%	At Termination	Morgan Stanley & Co. International PLC	N/A	01/04/27	BRL	14,173	(178,038)	—	(178,038)
									$ (764,606)	$ —	$ (764,606)
OTC Total Return Swaps
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-Day SOFR minus 0.60%, 4.96%	At Termination	Goldman Sachs International	N/A	12/20/24	USD	3,774	$ 19,187	$ —	$ 19,187
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-Day SOFR minus 0.60%, 4.96%	At Termination	JPMorgan Chase Bank N.A.	N/A	12/20/24	USD	10,076	51,229	—	51,229
1-Day SOFR plus 0.40%, 4.96%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	12/20/24	USD	2,142	(3,993)	—	(3,993)
									$ 66,423	$ —	$ 66,423
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	07/28/25	$213,630	$21,877 (c)	$236,490	0.0%
	Monthly	Citibank N.A.(d)	10/25/24	10,745,615	(431,112)(e)	10,381,757	0.6
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25	(3,806,160)	(22,225)(g)	(3,829,621)	0.4
					$(431,460)	$6,788,626

(a)
The Trust receives the total return on a portfolio of long positions underlying the total return swap. The Trust pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Trust pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(983) of net dividends and financing fees.
(e)	Amount includes $(67,254) of net dividends and financing fees.
(g)	Amount includes $1,236 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	26 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	15-1,096 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

The following table represents the individual long  positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 7/28/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United States
AMC Networks Inc., Class A	27,214	$236,490	100.0%
Net Value of Reference Entity — Barclays Bank PLC		$236,490
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination date 10/25/24:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Italy
Leonardo SpA	463,859	$10,381,757	100.0%
Net Value of Reference Entity — Citibank N.A.		$10,381,757
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 2/10/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United States
AMC Networks Inc.	14,427	$125,371	(3.3)%
Security	Shares	Value	% of Basket Value
United States (continued)
Banc of California, Inc.	1	$15	(0.0)%
Eagle Bancorp Inc.	3,416	77,133	(2.0)
New York Community Bancorp Inc.	115,911	1,301,680	(34.0)
Total Reference Entity — Long		1,504,199
Reference Entity — Short
Common Stocks
United States
Air Transport Services Group, Inc.	(309)	(5,003)	0.1
Atlantic Union Bankshares Corp.	(1,550)	(58,388)	1.5
Community Bank System, Inc.	(1,416)	(82,227)	2.2
CVB Financial Corp.	(3,741)	(66,665)	1.7
Independent Bank Group, Inc.	(1,817)	(104,768)	2.7
Landbridge Co LLC	(19,823)	(775,476)	20.3
Provident Financial Services, Inc.	(5,230)	(97,069)	2.5
Servisfirst Bancshares Inc.	(1,270)	(102,171)	2.7
		(1,291,767)
Exchange Traded Funds
United States
iShares iBoxx $ Investment Grade Corporate Bond ETF	(21,553)	(2,435,058)	63.6
Vanguard Intermediate-Term Corporate Bond ETF	(19,188)	(1,606,995)	42.0
		(4,042,053)
Total Reference Entity — Short		(5,333,820)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(3,829,621)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 123,158,679	$ 7,305,780	$ 130,464,459
Common Stocks
Australia	—	7,001,253	—	7,001,253
Canada	29,252,763	—	—	29,252,763
China	—	17,206,848	—	17,206,848
Denmark	—	3,194,683	—	3,194,683
France	—	31,808,368	—	31,808,368
Germany	—	9,418,816	—	9,418,816
Hong Kong	—	3,676,271	—	3,676,271
India	—	—	—	—
Italy	—	22,264,276	—	22,264,276
Japan	—	37,238,914	—	37,238,914
Macau	—	540,851	—	540,851
Netherlands	—	19,549,865	—	19,549,865
South Korea	—	4,992,111	—	4,992,111
Spain	—	12,265,478	—	12,265,478
Sweden	—	—	—	—
Switzerland	5,249,401	—	—	5,249,401
Taiwan	14,370,498	—	—	14,370,498
United Kingdom	3,158,664	32,891,130	349,258	36,399,052
United States	690,582,209	30,676,913	28,702,020	749,961,142
Zambia	97,882	—	—	97,882
Corporate Bonds
Argentina	—	142,256	—	142,256
Australia	—	271,521	6,580,614	6,852,135
Austria	—	204,800	—	204,800
Belgium	—	585,257	—	585,257
Brazil	—	857,988	—	857,988
Canada	—	13,202,066	—	13,202,066
Chile	—	836,819	—	836,819
China	—	3,292,198	—	3,292,198
Costa Rica	—	231,572	—	231,572
Cyprus	—	216,000	—	216,000
France	128,760	2,878,791	2,320,635	5,328,186
Germany	—	3,562,848	3,379,761	6,942,609
Ghana	—	195,246	—	195,246
Greece	—	281,702	—	281,702
Hong Kong	—	1,814,611	—	1,814,611
India	—	1,265,680	802,808	2,068,488
Indonesia	—	644,722	—	644,722
Ireland	—	118,926	—	118,926
Israel	—	131,769	—	131,769
Italy	193,694	7,049,922	—	7,243,616
Japan	—	1,303,515	—	1,303,515
Jersey	—	1,654,592	—	1,654,592
Kuwait	—	293,258	—	293,258
Luxembourg	—	1,845,134	122,936	1,968,070
Macau	—	552,266	—	552,266
Mexico	—	1,169,543	—	1,169,543
Morocco	—	343,806	—	343,806
MultiNational	—	629,028	—	629,028
Netherlands	—	1,625,905	—	1,625,905
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Panama	$ —	$ 220,928	$ —	$ 220,928
Peru	—	225,013	—	225,013
Portugal	—	223,190	—	223,190
Saudi Arabia	—	484,262	—	484,262
South Africa	—	198,250	—	198,250
South Korea	—	205,080	—	205,080
Spain	—	892,637	—	892,637
Sweden	—	2,014,901	—	2,014,901
Thailand	—	454,977	—	454,977
Turkey	—	387,882	—	387,882
Ukraine	—	398,972	—	398,972
United Arab Emirates	—	2,543,252	—	2,543,252
United Kingdom	—	10,323,639	1,616,974	11,940,613
United States	—	112,429,648	50,061,139	162,490,787
Zambia	—	212,000	—	212,000
Fixed Rate Loan Interests	—	—	12,700,510	12,700,510
Floating Rate Loan Interests	—	53,373,576	72,419,777	125,793,353
Foreign Agency Obligations	—	24,215,925	—	24,215,925
Investment Companies	26,001,756	—	—	26,001,756
Municipal Bonds	—	3,808,808	—	3,808,808
Non-Agency Mortgage-Backed Securities	—	61,799,752	12,253,917	74,053,669
Other Interests	—	—	3,792,736	3,792,736
Preferred Securities
Capital Trusts	—	4,063,503	—	4,063,503
Preferred Stocks	—	—	69,828,761	69,828,761
U.S. Government Sponsored Agency Securities	—	192,242,047	—	192,242,047
U.S. Treasury Obligations	—	16,469,466	—	16,469,466
Warrants
Brazil	6,677	—	—	6,677
Israel	360	—	2,408	2,768
United Kingdom	—	—	217,630	217,630
United States	15,442	1,336,186	3,745,755	5,097,383
Short-Term Securities
Money Market Funds	27,868,752	—	—	27,868,752
Options Purchased
Credit Contracts	—	9,905	—	9,905
Equity Contracts	6,299,494	43,200	—	6,342,694
Foreign Currency Exchange Contracts	—	18	—	18
Interest Rate Contracts	—	2,432,855	—	2,432,855
Unfunded Floating Rate Loan Interests(a)	—	7,036	—	7,036
Liabilities
Investments
Investments Sold Short
Investment Companies	(4,298,745)	—	—	(4,298,745)
TBA Sale Commitments	—	(16,908,065)	—	(16,908,065)
Unfunded Floating Rate Loan Interests(a)	—	—	(11,123)	(11,123)
	$ 798,927,607	$ 877,195,040	$ 276,192,296	1,952,314,943
Investments Valued at NAV(b)				3,730,083
				$ 1,956,045,026
Derivative Financial Instruments(c)
Assets
Credit Contracts	$ —	$ 901,691	$ —	$ 901,691
Equity Contracts	30,545	1,526,297	—	1,556,842
Foreign Currency Exchange Contracts	—	964,955	—	964,955
Interest Rate Contracts	1,507,171	28,533,338	—	30,040,509
Other Contracts	—	57,585	—	57,585
Liabilities
Commodity Contracts	(43,419)	—	—	(43,419)
Credit Contracts	—	(907,626)	—	(907,626)

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(c)
Equity Contracts	$ (6,362,563)	$ (753,445)	$ —	$ (7,116,008)
Foreign Currency Exchange Contracts	—	(4,084,658)	—	(4,084,658)
Interest Rate Contracts	(3,163,431)	(12,000,206)	—	(15,163,637)
	$ (8,031,697)	$ 14,237,931	$ —	$ 6,206,234

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests
Assets
Opening balance, as of December 31, 2023	$ 8,947,923	$ 27,338,257	$ 56,881,661	$ 11,920,142	$ 65,568,658	$ 15,407,058	$ 4,065,568
Transfers into Level 3	—	—	—	—	4,582,720	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Other(a)	—	(5,271,859)	—	(518,705)	518,705	—	—
Accrued discounts/premiums	1,608	—	270,291	18,888	116,686	118,864	—
Net realized gain (loss)	23,808	11,316	(339,204)	26,271	(61,824)	—	—
Net change in unrealized appreciation (depreciation)(b)	(210,524)	753,148	983,631	267,423	1,087,604	410,058	(272,832)
Purchases	—	6,231,877	26,712,354	2,554,703	8,451,459	—	—
Sales	(1,457,035)	(11,461)	(19,623,866)	(1,568,212)	(7,844,231)	(3,682,063)	—
Closing balance, as of September 30, 2024	$ 7,305,780	$ 29,051,278	$ 64,884,867	$ 12,700,510	$ 72,419,777	$ 12,253,917	$ 3,792,736
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(b)	$ (210,524)	$ 615,994	$ (629,869)	$ 80,336	$ 380,893	$ 410,058	$ (272,832)

	Preferred Stocks	Unfunded Fixed Rate Loan Interests	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets
Opening balance, as of December 31, 2023	$ 53,697,827	$ —	$ (49,378)	$ 1,990,642	$ 245,768,358
Transfers into Level 3	2,487,113	—	—	—	7,069,833
Transfers out of Level 3	—	—	—	(6,587)	(6,587)
Other(a)	5,271,859	191	(191)	—	—
Accrued discounts/premiums	—	—	—	—	526,337
Net realized gain (loss)	301	—	—	(11,446)	(350,778)
Net change in unrealized appreciation (depreciation)(b)	(4,064,271)	(191)	38,446	1,993,181	985,673
Purchases	13,680,646	—	—	3	57,631,042
Sales	(1,244,714)	—	—	—	(35,431,582)
Closing balance, as of September 30, 2024	$ 69,828,761	$ —	$ (11,123)	$ 3,965,793	$ 276,192,296
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024(b)	$ (4,260,650)	$ 1,253,246	$ (2,633,347)	$ —	$ (5,266,695)

(a)
Certain Level 3 investments were re-classified between Common Stocks, Fixed Rate Loan Interests, Floating Rate Loan Interests, Preferred Stocks, Unfunded Fixed Rate Loan
Interests and Unfunded Floating Rate Loan Interests.

(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

unadjusted third-party pricing information in the amount of $22,248,273. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$29,051,278	Market	Revenue Multiple	3.63x - 16.50x	6.01x
			Volatility	39% -80%	63%
			Time to Exit	3.0 - 5.6 years	3.0 years
			EBITDA Multiple	8.50x	—
			Gross Profit Multiple	12.38x - 14.94x	14.02x
		Income	Discount Rate	10% - 12%	10%

Asset Backed Securities	4,838,900	Income	Discount Rate	4% - 7%	7%

Non-Agency Mortgage-Backed Securities	3,317,914	Income	Discount Rate	10%	—

Corporate Bonds	64,761,931	Income	Discount Rate	7% - 30%	12%
		Market	Revenue Mulltiple	4.00x - 6.70x	4.41x
			Volatility	50% - 95%	57%
			Time to Exit	0.3 - 1.0 years	0.4 years

Floating Rate Loan Interest	63,500,012	Income	Discount Rate	6% - 14%	10%

Fixed Rate Loan Interests	10,886,698	Income	Discount Rate	7% - 12%	8%

Other Interests	3,792,736	Income	Discount Rate	9%	—

Preferred Stock(b)	69,828,761	Market	Revenue Multiple	0.26x - 20.00x	7.77x
			Volatility	30% - 95%	67%
			Time to Exit	0.3 - 5.0 years	2.4 years
			EBIDTA Multiple	7.00x	—
			EBIDTAR Multiple	11.50x	—
			Market Adjustment Multiple	1.00x- 1.30x	1,24x
		Income	Discount Rate	10% - 14%	12%

Warrants	3,965,793	Market	Revenue Multiple	3.25x - 10.25x	7.93x
			Volatility	39% - 80%	67%
			Time to Exit	0.3 - 9.3 years	3.2 years
		Income	Discount Rate	12% - 16%	16%

	$253,944,023

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
The fund valued certain of its Level 3 Preferred Stocks and Warrants using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $2,065,667 as of September 30, 2024.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan
CNY	Chinese Yuan
DKK	Danish Krone
Currency Abbreviation (continued)
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso

Consolidated Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Capital Allocation Term Trust (BCAT)

Currency Abbreviation (continued)
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CR	Custodian Receipt
DAC	Designated Activity Company
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
LIBOR	London Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTA	Month Treasury Average
MXIBTIIE	Mexico Interbank TIIE 28-Day
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PJSC	Public Joint Stock Company
RB	Revenue Bond
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TBA	To-Be-Announced
Consolidated Schedule of Investments